UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund:    BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
1.38%, 2/10/14	$1,000	$1,000,237
0.16%, 6/11/14	2,500	2,500,330
0.17%, 9/17/14	1,530	1,529,883
Federal Farm Credit Bank Discount Notes: (a)
0.03%, 2/03/14	500	500,000
0.04%, 3/24/14	13,940	13,939,241
0.09%, 3/24/14	10,000	9,998,775
0.08%, 4/01/14	5,000	4,999,367
0.12%, 5/28/14	20,000	19,992,400
0.07%, 6/02/14	10,000	9,997,686
0.15%, 8/04/14	2,000	1,998,483
Federal Farm Credit Bank Variable Rate Notes: (b)
0.12%, 3/07/14	5,000	4,999,960
0.12%, 5/09/14	2,000	1,999,923
0.14%, 8/15/14	1,000	1,000,165
0.19%, 2/13/15	2,400	2,401,513
0.16%, 2/26/16	2,660	2,659,863
Federal Home Loan Bank Bonds:
0.18%, 3/05/14	1,500	1,499,978
0.18%, 3/06/14	2,000	1,999,986
0.13%, 3/19/14	3,000	2,999,884
0.17%, 4/29/14	2,000	2,000,083
0.18%, 7/18/14	3,000	2,999,851
0.13%, 7/29/14	375	374,910
0.16%, 10/10/14	1,500	1,499,873
Federal Home Loan Bank Discount Notes: (a)
0.07%, 2/19/14	8,000	7,999,769
0.12%, 4/29/14	1,200	1,199,660
0.08%, 4/30/14	15,000	14,997,133
0.12%, 5/21/14	1,000	999,649
0.11%, 8/12/14	2,500	2,498,549
0.14%, 9/17/14	3,000	2,997,363
Federal Home Loan Bank Variable Rate Notes: (b)
0.11%, 2/28/14	5,000	4,999,949
0.14%, 3/06/14	5,000	4,999,958

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.11%, 6/06/14	$5,000	$5,000,000
0.13%, 6/26/14	1,500	1,500,018
0.12%, 7/02/14	2,000	1,999,751
0.10%, 8/21/14	11,000	11,000,000
0.09%, 8/22/14	5,000	4,999,194
0.10%, 9/02/14	3,000	2,999,913
0.11%, 12/19/14	2,500	2,499,779
0.15%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.05%, 2/06/14	10,000	9,999,963
0.03%, 2/13/14	8,300	8,299,940
Total U.S. Government Sponsored Agency Obligations — 71.1%		184,882,979

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.00% - 0.06%, 2/06/14	14,846	14,845,958
0.00% - 0.08%, 2/13/14	24,215	24,214,896
0.01%, 2/20/14	10,347	10,346,973
0.02% - 0.08%, 2/27/14	16,120	16,119,232
0.04%, 3/13/14	3,700	3,699,844
U.S. Treasury Notes:
1.25%, 2/15/14	5,000	5,001,881
0.25%, 4/30/14	774	774,247
Total U.S. Treasury Obligations — 28.9%		75,003,031
Total Investments (Cost $259,886,010*) — 100.0%		259,886,010
Other Assets Less Liabilities — 0.0%		33,663

Net Assets — 100.0%		$259,919,673

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes		Receipts
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds	TAN	Tax Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RIB	Residual Interest Bond	TECP	Tax-Exempt Commercial Paper
	Retirement System	LOC	Letter of Credit	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds		Agreement	VRDP	Variable Rate Demand Preferred

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	1

Schedule of Investments (concluded)	Federal Trust Fund

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$259,886,010	—	$259,886,010

[1]	See above Schedule of Investments for values in each security type.

There were no transfers between levels during the period ended January 31, 2014.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds:
1.25%, 2/27/14	$51,685	$51,724,945
0.88%, 8/28/14	35,737	35,889,608
Fannie Mae Discount Notes: (a)
0.09%, 2/19/14	108,955	108,950,884
0.16%, 3/03/14	44,330	44,324,483
0.10%, 4/23/14	100,000	99,978,056
0.12%, 5/28/14	145,762	145,706,610
0.10%, 6/02/14	131,910	131,866,396
0.13%, 6/11/14	70,000	69,967,644
0.13%, 6/18/14	200,000	199,903,250
0.09%, 7/09/14	43,030	43,012,472
0.13%, 7/21/14	75,000	74,954,500
0.16%, 11/17/14	173,000	172,779,329
Fannie Mae Variable Rate Notes: (b)
0.13%, 2/27/15	97,500	97,473,871
0.14%, 8/05/15	89,000	88,972,841
Federal Farm Credit Bank Bonds, 0.17%, 9/17/14	85,440	85,433,441
Federal Farm Credit Bank Discount Notes: (a)
0.04%, 3/24/14	6,060	6,059,670
0.15%, 8/04/14	17,000	16,987,108
0.15%, 9/12/14	44,508	44,467,016
0.15%, 10/07/14	43,200	43,155,720
0.16%, 10/27/14	44,520	44,467,367
Federal Farm Credit Bank Variable Rate Notes: (b)
0.12%, 3/07/14	200,000	199,998,381
0.12%, 5/05/14	50,000	49,997,437
0.12%, 5/09/14	148,000	147,994,291
0.19%, 9/29/14	61,875	61,890,310
0.16%, 2/26/16	130,776	130,769,300
Federal Home Loan Bank Bonds:
0.18%, 3/05/14	68,000	67,999,017
0.18%, 3/06/14	71,000	70,999,536
0.13%, 3/19/14	100,000	99,996,157
0.13%, 4/11/14	65,000	64,995,267
0.17%, 4/29/14	5,500	5,500,228
0.12%, 6/09/14	68,000	67,996,119
0.18%, 7/18/14	83,000	82,995,873
0.13%, 7/29/14	21,340	21,334,912
0.16%, 10/10/14	65,100	65,094,490
Federal Home Loan Bank Discount Notes: (a)
0.09%, 2/19/14	65,500	65,497,380
0.06%, 2/21/14	100,000	99,997,000
0.09%, 4/02/14	134,690	134,670,470
0.12%, 4/29/14	88,200	88,175,010
0.12%, 4/30/14	84,200	84,175,863
0.12%, 5/21/14	90,800	90,768,155
0.14%, 6/18/14	194,100	194,000,982
0.14%, 6/20/14	89,000	88,952,583
0.10%, 7/02/14	45,000	44,981,375
0.18%, 7/15/14	44,300	44,265,114
0.10%, 7/16/14	133,900	133,839,373
Federal Home Loan Bank Variable Rate Notes: (b)
0.12%, 2/25/14	50,000	49,999,086
0.11%, 2/28/14	167,000	166,998,307
0.12%, 2/28/14	31,000	30,999,686
0.14%, 3/06/14	180,000	179,998,503
0.10%, 5/09/14	126,000	125,999,131
0.11%, 6/06/14	300,000	300,000,000
0.13%, 6/17/14	100,000	99,992,517
0.13%, 6/26/14	163,500	163,501,913
0.12%, 7/02/14	98,000	97,987,787

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.09%, 8/22/14	$65,000	$64,989,516
0.11%, 12/19/14	34,100	34,096,985
0.15%, 7/16/15	122,000	122,000,000
0.14%, 11/25/15	76,320	76,306,030
0.15%, 12/11/15	91,000	90,982,818
Freddie Mac Bonds, 1.00%, 8/27/14	184,493	185,406,971
Freddie Mac Discount Notes: (a)
0.18%, 2/24/14	44,000	43,995,380
0.12%, 3/12/14	43,000	42,994,697
0.11%, 3/19/14	288,000	287,961,279
0.10%, 4/07/14	89,625	89,609,472
0.13%, 4/21/14	25,000	24,993,049
0.11%, 5/16/14	90,000	89,971,950
0.12%, 5/27/14	37,543	37,528,859
0.13%, 6/16/14	25,000	24,988,085
0.13%, 6/23/14	86,400	86,356,320
0.12%, 6/30/14	85,000	84,956,962
0.12%, 7/07/14	88,480	88,436,473
0.08%, 7/14/14	88,740	88,707,854
0.13%, 8/05/14	145,000	144,904,179
0.15%, 10/20/14	132,750	132,602,920
0.15%, 11/04/14	44,045	43,994,715
Freddie Mac Variable Rate Notes: (b)
0.14%, 10/16/15	53,900	53,900,000
0.15%, 11/25/15	135,000	135,000,000
Total U.S. Government Sponsored Agency Obligations — 51.0%		7,103,121,278

U.S. Treasury Obligations
U.S. Treasury Notes:
1.25%, 2/15/14	52,000	52,018,224
0.25%, 2/28/14	164,700	164,708,804
0.25%, 4/30/14	113,500	113,523,471
Total U.S. Treasury Obligations — 2.4%		330,250,499

Repurchase Agreements
Bank of Montreal, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $50,000,083, collateralized by various U.S. Treasury obligations, 0.38% to 2.13% due from 8/31/15 to 2/15/40, aggregate original par and fair value of $46,373,800 and $51,000,002, respectively)	50,000	50,000,000
Total Value of Bank of Montreal (collateral value of $51,000,002)		50,000,000
Bank of Nova Scotia, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $45,000,075, collateralized by U.S. Treasury Note, 0.25% due at 9/15/15, original par and fair value of $45,858,300 and $45,900,170, respectively)	45,000	45,000,000
Total Value of Bank of Nova Scotia (collateral value of $45,900,170)		45,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	3

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $50,000,083, collateralized by U.S. Treasury Note, 2.13% due at 1/31/21, original par and fair value of $51,192,000 and $51,000,030, respectively)	$50,000	$50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $51,000,030)		50,000,000
BNP Paribas Securities Corp., 0.04%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $257,000,857, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.49% due from 5/01/23 to 12/01/43, aggregate original par and fair value of $513,127,158 and $267,398,185, respectively)	257,000	257,000,000
BNP Paribas Securities Corp., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $475,001,188, collateralized by various U.S. Treasury obligations, 0.00% to 3.13% due from 3/13/14 to 10/31/16, aggregate original par and fair value of $467,752,400 and $484,500,034, respectively)	475,000	475,000,000
BNP Paribas Securities Corp., 0.05%, 2/07/14 (c) (Purchased on 1/06/14 to be repurchased at $374,515,769, collateralized by various U.S. Treasury obligations, 0.00% to 6.38% due from 7/15/14 to 2/15/43, aggregate original par and fair value of $584,556,706 and $381,959,401, respectively)	374,470	374,470,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,133,857,620)		1,106,470,000
Citigroup Global Markets, Inc., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $147,000,368, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 9/01/28 to 12/01/43, aggregate original par and fair value of $150,761,214 and $151,410,001, respectively)	147,000	147,000,000
Citigroup Global Markets, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $186,727,311, collateralized by various U.S. Treasury obligations, 0.63% to 1.25% due from 7/15/16 to 2/15/43, aggregate original par and fair value of $192,301,100 and $190,461,627, respectively)	186,727	186,727,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $341,871,628)		333,727,000
Credit Suisse Securities (USA) LLC, 0.01%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,100,021, collateralized by U.S. Treasury Inflation Indexed Note, 2.38% due at 1/15/17, original par and fair value of $20,030,000 and $25,603,946, respectively)	25,100	25,100,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.36%, 3/12/14 (Purchased on 12/12/13 to be repurchased at $67,060,300, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.50% due from 2/01/17 to 4/25/42, aggregate original par and fair value of $5,369,956,315 and $74,365,132, respectively)	$67,000	$67,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $99,969,078)		92,100,000
Deutsche Bank Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $334,000,557, collateralized by various U.S. Treasury obligations, 0.00% to 5.50% due from 3/27/14 to 8/15/28, aggregate original par and fair value of $340,812,900 and $340,681,491, respectively)	334,000	334,000,000
Deutsche Bank Securities, Inc., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $782,001,955, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 32.21% due from 12/31/15 to 1/25/44, aggregate original par and fair value of $3,936,317,388 and $834,579,139, respectively)	782,000	782,000,000
Deutsche Bank Securities, Inc., 0.05%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $90,000,375, collateralized by Fannie Mae Bonds, 3.00% to 6.00% due from 2/01/29 to 2/01/44, aggregate original par and fair value of $83,679,250 and $92,700,001, respectively)	90,000	90,000,000
Deutsche Bank Securities, Inc., 0.08%, 2/07/14 (c) (Purchased on 1/15/14 to be repurchased at $265,598,109, collateralized by various U.S. government sponsored agency obligations, 0.00% to 23.69% due from 2/15/25 to 1/16/55, aggregate original par and fair value of $1,740,374,801 and $285,955,632, respectively)	265,545	265,545,000
Deutsche Bank Securities, Inc., 0.08%, 2/07/14 (c) (Purchased on 1/21/14 to be repurchased at $265,798,740, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.25% to 19.98% due from 12/31/15 to 10/16/53, aggregate original par and fair value of $934,559,219 and $285,261,516, respectively)	265,745	265,745,000
Deutsche Bank Securities, Inc., 0.08%, 2/07/14 (c) (Purchased on 1/22/14 to be repurchased at $310,352,748, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.25% to 23.69% due from 12/31/15 to 8/20/62, aggregate original par and fair value of $1,795,335,194 and $332,489,759, respectively)	310,290	310,290,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $2,171,667,538)		2,047,580,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $419,001,048, collateralized by various U.S. government sponsored agency obligations, 0.00% to 32.12% due from 11/25/22 to 10/15/49, aggregate original par and fair value of $7,184,733,267 and $448,383,572, respectively)	$419,000	$419,000,000
Goldman Sachs & Co., 0.06%, 2/05/14 (c) (Purchased on 1/06/14 to be repurchased at $353,932,696, collateralized by various U.S. government sponsored agency obligations, 5.49% to 7.54% due from 1/25/26 to 12/15/43, aggregate original par and fair value of $2,965,764,094 and $378,689,050, respectively)	353,915	353,915,000
Goldman Sachs & Co., 0.04%, 2/07/14 (Purchased on 1/31/14 to be repurchased at $288,657,245, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.46% due from 8/25/27 to 11/25/46, aggregate original par and fair value of $9,456,946,668 and $313,124,274, respectively)	288,655	288,655,000
Total Value of Goldman Sachs & Co. (collateral value of $1,140,196,896)		1,061,570,000
HSBC Securities (USA) Inc., 0.02%, 2/03/14 (Purchased on 1/27/14 to be repurchased at $160,000,311, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 5/15/14 to 8/15/41, aggregate original par and fair value of $165,362,500 and $163,200,813, respectively)	160,000	160,000,000
HSBC Securities (USA) Inc., 0.02%, 2/03/14 (Purchased on 1/27/14 to be repurchased at $75,000,292, collateralized by various U.S. government sponsored agency obligations, 2.00% to 6.00% due from 6/01/25 to 5/01/47, aggregate original par and fair value of $84,867,860 and $77,254,919, respectively)	75,000	75,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $240,455,732)		235,000,000
JPMorgan Securities LLC, 0.00%, 2/03/14 (Purchased on 5/15/13 to be repurchased at $310,000,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.50% due from 3/01/18 to 8/25/43, aggregate original par and fair value of $5,851,483,839 and $319,302,396, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $319,302,396)		310,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $100,000,167, collateralized by various U.S. Treasury obligations, 0.00% due from 10/16/14 to 2/15/24, aggregate original par and fair value of $119,352,745 and $102,000,132, respectively)	$100,000	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $39,649,066, collateralized by various U.S. government sponsored agency obligations, 4.50% to 5.99% due from 9/25/42 to 7/25/43, aggregate original par and fair value of $269,901,750 and $43,050,826, respectively)	39,649	39,649,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $145,050,958)		139,649,000
Morgan Stanley & Co. LLC, 0.07%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $115,000,671, collateralized by Fannie Mae Notes, 1.94% to 6.28% due from 3/01/18 to 9/01/43, aggregate original par and fair value of $733,706,036 and $118,450,000, respectively)	115,000	115,000,000
Morgan Stanley & Co. LLC, 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $20,000,050, collateralized by various U.S. government sponsored agency obligations, 2.44% to 3.50% due from 5/01/28 to 11/01/42, aggregate original par and fair value of $21,962,410 and $20,600,001, respectively)	20,000	20,000,000
Morgan Stanley & Co. LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $200,000,333, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 5/08/14 to 8/15/43, aggregate original par and fair value of $195,483,300 and $204,000,074, respectively)	200,000	200,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $343,050,075)		335,000,000
PNC Bank N.A., 0.04%, 2/03/14 (d) (Purchased on 1/31/14 to be repurchased at $21,500,072, collateralized by Fannie Mae Note, 4.00% due at 9/01/25, original par and fair value of $170,580,000 and $50,447,106, respectively)	21,500	21,500,000
Total Value of PNC Bank N.A. (collateral value of $50,447,106)		21,500,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	5

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $127,000,212, collateralized by various U.S. government sponsored agency obligations, 0.00% to 14.40% due from 10/15/20 to 11/25/43, aggregate original par and fair value of $1,250,920,205 and $137,344,767, respectively)	$127,000	$127,000,000
Total Value of Royal Bank of Canada (collateral value of $137,344,767)		127,000,000
TD Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $90,000,150, collateralized by various U.S. Treasury obligations, 0.63% to 5.38% due from 11/15/16 to 2/15/31, aggregate original par and fair value of $88,906,500 and $91,800,058, respectively)	90,000	90,000,000
Total Value of TD Securities, Inc. (collateral value of $91,800,058)		90,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $100,000,250, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 1.88% due from 2/28/14 to 6/15/31, aggregate original par and fair value of $101,661,700 and $102,000,004, respectively)	$100,000	$100,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $102,000,004)		100,000,000
Total Repurchase Agreements — 44.2%		6,144,596,000
Total Investments (Cost $13,577,967,777*) — 97.6%		13,577,967,777
Other Assets Less Liabilities — 2.4%		335,478,667

Net Assets — 100.0%		$13,913,446,444

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par Held at October 31, 2013	Par Purchased	Par Sold	Par Held at January 31, 2014	Income
PNC Bank N.A.	$12,000,000	$1,653,300,000	$1,643,800,000	$21,500,000	$3,045

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	FedFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,577,967,777	—	$13,577,967,777

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $334,055,316 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	7

Schedule of Investments January 31, 2014 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.3%
Wells Fargo Bank N.A.:
0.22%, 2/10/14	$14,080	$14,080,000
0.19%, 5/05/14 (a)	15,000	15,000,000
0.24%, 9/09/14 (a)	10,000	10,001,212

		39,081,212
Euro — 1.1%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	32,000	32,000,000
Yankee (b) — 26.1%
Bank of Montreal, Chicago, 0.24%, 9/05/14 (a)	30,000	30,000,000
Bank of Nova Scotia, Houston:
0.24%, 8/08/14 (a)	25,000	25,000,000
0.24%, 11/07/14 (a)	25,000	25,000,000
0.23%, 12/01/14 (a)	30,000	30,000,000
Barclays Bank PLC, New York, 0.25%, 2/03/14	25,000	25,000,000
BNP Paribas S.A., New York:
0.70%, 2/14/14	20,000	20,002,587
0.35%, 3/06/14	35,000	35,000,000
Canadian Imperial Bank of Commerce, New York, 0.26%, 2/04/14 (a)	25,000	25,000,000
Credit Suisse Group A.G., New York:
0.26%, 3/18/14	14,000	14,000,000
0.32%, 6/06/14 (a)	10,000	10,000,000
Deutsche Bank A.G., New York, 0.30%, 2/28/14 (a)	18,000	18,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.20%, 2/10/14	15,000	15,000,000
Mizuho Bank Ltd., New York:
0.21%, 2/24/14	25,000	25,000,000
0.21%, 3/12/14	50,000	50,000,000
Natixis, New York, 0.29%, 4/07/14 (a)(c)	25,000	24,998,522
Rabobank Nederland N.V., New York:
0.35%, 1/12/15	34,000	34,000,000
0.28%, 2/03/15 (a)	35,000	35,000,000
Royal Bank of Canada, New York:
0.30%, 2/03/14	25,000	25,000,000
0.26%, 10/10/14 (a)	17,000	17,000,000
0.24%, 1/15/15 (a)	35,000	35,000,000
Skandinaviska Enskilda Banken AB, New York, 0.30%, 5/28/14	30,000	30,001,412
Societe Generale, New York:
0.33%, 4/07/14 (a)	20,000	20,000,000
0.29%, 5/02/14	9,900	9,900,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.22%, 4/04/14	50,000	50,000,000
Svenska Handelsbanken, New York:
0.24%, 3/04/14	25,000	25,000,101
0.18%, 5/14/14	50,000	50,000,000
Toronto Dominion Bank, New York:
0.16%, 2/19/14 (a)	20,000	20,000,000
0.17%, 5/06/14 (a)	15,000	15,000,000
0.23%, 7/24/14 (a)	17,000	17,000,000
0.25%, 8/12/14	15,000	15,000,000

		769,902,622
Total Certificates of Deposit — 28.5%		840,983,834

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.26%, 2/07/14 (d)	$10,900	$10,899,685
ANZ New Zealand International Ltd., 0.28%, 4/17/14 (a)(e)	42,000	42,000,000
Barton Capital LLC, 0.21%, 3/18/14 (d)	28,200	28,192,927
BNP Paribas Finance, Inc.:
0.34%, 3/13/14 (d)	33,000	32,988,157
0.33%, 6/06/14 (d)	15,000	14,983,088
BNZ International Funding Ltd., 0.16%, 3/11/14 (d)	35,000	34,994,400
Cafco LLC:
0.19%, 3/18/14 (d)	48,900	48,888,902
0.24%, 8/04/14 (d)	20,000	19,975,733
Ciesco LLC:
0.19%, 3/18/14 (d)	50,000	49,988,653
0.25%, 6/09/14 (d)	50,000	49,956,250
Commonwealth Bank of Australia:
0.20%, 2/24/14 (a)	50,000	50,000,000
0.26%, 4/04/14 (a)	25,000	25,000,000
0.23%, 6/16/14 (d)	40,000	39,966,011
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	15,000	14,953,625
Credit Suisse Group A.G., 0.18%, 4/24/14 (d)	40,000	39,984,000
Erste Abwicklungsanstalt, 0.15%, 4/17/14 (d)	25,000	24,992,396
Fairway Finance Corp., 0.20%, 4/01/14 (d)	25,000	24,992,281
Kells Funding LLC:
0.23%, 3/05/14 (d)	20,000	19,996,167
0.21%, 6/09/14 (d)	20,000	19,985,300
0.24%, 10/14/14 (a)(e)	20,000	20,000,000
0.24%, 10/20/14 (a)	50,000	49,996,623
MetLife Short Term Funding LLC:
0.12%, 3/24/14 (d)	25,000	24,995,917
0.13%, 4/14/14 (d)	55,000	54,986,097
Nederlandse Waterschapsbank N.V.:
0.28%, 7/28/14 (a)	5,000	5,000,486
0.28%, 7/30/14 (a)	5,000	5,000,491
0.25%, 12/05/14 (e)	25,000	25,000,306
0.25%, 12/23/14 (a)	25,000	25,002,432
Old Line Funding LLC, 0.20%, 6/23/14 (d)	28,000	27,978,222
Salisbury Receivables Co. LLC, 0.18%, 3/06/14 (d)	19,000	18,997,055
Scaldis Capital LLC, 0.21%, 2/11/14 (d)	20,000	19,999,067
Sheffield Receivables Corp.:
0.18%, 4/23/14 (d)	40,000	39,984,200
0.20%, 5/12/14 (d)	54,000	53,970,600
Skandinaviska Enskilda Banken AB, 0.30%, 7/02/14 (d)	10,000	9,987,583
Societe Generale N.A., 0.25%, 5/02/14 (d)	30,000	29,982,033
Sumitomo Mitsui Banking Corp.:
0.21%, 3/06/14 (d)	20,000	19,996,469
0.21%, 4/03/14 (d)	11,525	11,521,128
Westpac Banking Corp.:
0.27%, 7/09/14 (a)	23,625	23,625,000
0.28%, 7/14/14 (a)	15,000	15,000,000
Total Commercial Paper — 36.4%		1,073,761,284

Corporate Notes — 0.5%
Commonwealth Bank of Australia, 0.97%, 3/17/14 (a)(e)	13,392	13,403,797

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California State Department of Water Resources RB Municipal Trust Receipts Floaters Series 2008-2705 VRDN (Credit Suisse A.G. SBPA), 0.04%, 2/07/14 (c)(e)(f)	$12,605	$12,605,000
California Statewide Communities Development Authority RB (Retirement Housing Foundation Obligated Group Project) Series 2008 VRDN (U.S. Bank N.A. LOC), 0.05%, 2/07/14 (f)	11,200	11,200,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 2/07/14 (f)	19,535	19,535,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 2/07/14 (f)	57,000	57,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Municipal Trust Floaters Series 2009-3129 VRDN (Credit Suisse A.G. SBPA), 0.04%, 2/07/14 (c)(e)(f)	14,740	14,740,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.04%, 2/07/14 (f)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.09%, 2/07/14 (f)	17,000	17,000,000
Washington GO Municipal Trust Receipts Floaters Series 2009-3045 VRDN (Morgan Stanley Bank SBPA), 0.06%, 2/07/14 (c)(e)(f)	12,505	12,505,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2005 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 2/07/14 (f)	30,680	30,680,000
Total Municipal Bonds — 7.1%		208,795,000

Closed-End Investment Companies (e)(f)
California — 0.2%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 2/07/14	5,000	5,000,000
Multi-State — 0.2%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 2/07/14	6,900	6,900,000
New York — 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 2/07/14	8,700	8,700,000
Total Closed-End Investment Companies — 0.7%		20,600,000

Time Deposits
Natixis S.A., 0.10%, 2/03/14	88,000	88,000,000
Societe Generale S.A., 0.03%, 2/03/14	60,000	60,000,000
Total Time Deposits — 5.0%		148,000,000

U.S. Government Sponsored Agency Obligations —1.7%	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes, 0.10%, 11/21/14 (a)	$50,000	$49,997,967

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.07%, 7/24/14	25,000	24,991,688
0.07%, 8/21/14	25,000	24,990,326
U.S. Treasury Notes:
2.38%, 9/30/14	25,000	25,367,779
0.38%, 11/15/14	25,000	25,045,458
Total U.S. Treasury Obligations — 3.4%		100,395,251

Repurchase Agreements
Barclays Capital, Inc., 0.30%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $100,002,500, collateralized by various Municipal Government obligations, 0.00% to 7.80% due from 2/01/17 to 7/01/50, aggregate original par and fair value of $103,988,739 and $107,000,001, respectively)	100,000	100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $107,000,001)		100,000,000
Citigroup Global Markets, Inc., 0.30%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $85,002,125, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.50% due from 3/20/14 to 11/20/57, aggregate original par and fair value of $195,537,216 and $90,950,000, respectively)	85,000	85,000,000
Citigroup Global Markets, Inc., 0.61%, 3/10/14 (f) (Purchased on 12/23/11 to be repurchased at $59,295,678, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.89% due from 6/25/14 to 5/10/63, aggregate original par and fair value of $121,612,066 and $63,055,874, respectively)	58,500	58,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $154,005,874)		143,500,000
Credit Suisse Securities (USA) LLC, 0.50%, 3/10/14 (f) (Purchased on 5/07/12 to be repurchased at $10,020,833, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.26% to 7.44% due from 11/25/31 to 2/10/51, aggregate original par and fair value of $80,307,942 and $10,753,862, respectively)	10,000	10,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	9

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 3/17/14 (Purchased on 1/16/14 to be repurchased at $6,004,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.02% to 8.59% due from 11/5/30 to 5/16/51, aggregate original par and fair value of $6,983,329 and $6,423,161, respectively)	$6,000	$6,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $17,177,023)		16,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/03/14 (g) (Purchased on 11/04/13 to be repurchased at $25,022,118, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.30% to 7.88% due from 9/15/19 to 6/12/50, aggregate original par and fair value of $103,263,038 and $29,985,506, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (g) (Purchased on 11/05/13 to be repurchased at $50,045,694, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.00% due from 12/15/17 to 8/07/52, aggregate original par and fair value of $644,829,739 and $58,964,710, respectively)	50,000	50,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $88,950,216)		75,000,000
JPMorgan Securities LLC, 0.61%, 3/24/14 (Purchased on 12/24/13 to be repurchased at $10,015,250, collateralized by various corporate/debt obligations, 0.00% to 7.54% due from 10/25/20 to 9/25/46, aggregate original par and fair value of $39,890,844 and $12,500,298, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.56%, 4/15/14 (Purchased on 1/15/14 to be repurchased at $11,015,400, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.32% to 8.16% due from 4/15/17 to 6/11/50, aggregate original par and fair value of $66,088,160 and $12,968,996, respectively)	11,000	11,000,000
Total Value of JPMorgan Securities LLC (collateral value of $25,469,294)		21,000,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.29%, 2/06/14 (f) (Purchased on 12/17/13 to be repurchased at $3,711,524, collateralized by various corporate/debt obligations, 0.63% to 14.75% due from 6/15/15 to 10/1/77, aggregate original par and fair value of $3,881,527 and $4,080,576, respectively)	$3,710	$3,710,000
Total Value of SG Americas Securities LLC (collateral value of $4,080,576)		3,710,000
UBS Securities LLC, 0.23%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $85,001,629, collateralized by various corporate/debt obligations, 0.00% to 12.63% due from 3/15/15 to 1/01/28, aggregate original par and fair value of $100,075,119 and $101,538,409, respectively)	85,000	85,000,000
Total Value of UBS Securities LLC (collateral value of $101,538,409)		85,000,000
Wells Fargo Securities, LLC, 0.20%, 2/06/14 (f) (Purchased on 9/20/13 to be repurchased at $10,007,722, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.42% due from 8/31/15 to 11/25/49, aggregate original par and fair value of $18,938,495 and $11,115,152, respectively)	10,000	10,000,000
Wells Fargo Securities, LLC, 0.47%, 4/14/14 (Purchased on 1/03/14 to be repurchased at $6,668,782, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.88% due from 2/20/15 to 5/10/63, aggregate original par and fair value of $23,029,448 and $7,433,253, respectively)	6,660	6,660,000
Total Value of Wells Fargo Securities, LLC (collateral value of $18,548,405)		16,660,000
Total Repurchase Agreements — 15.7%		460,870,000
Total Investments (Cost $2,916,807,133*) — 99.0%		2,916,807,133
Other Assets Less Liabilities — 1.0%		30,540,413

Net Assets — 100.0%		$2,947,347,546

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	TempCash

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierar chy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,916,807,133	—	$2,916,807,133

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $336,360 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	11

Schedule of Investments January 31, 2014 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.7%
Wells Fargo Bank N.A.:
0.17%, 3/12/14 (a)	$86,000	$86,000,000
0.19%, 5/05/14 (a)	200,000	200,000,000
0.24%, 9/09/14 (a)	55,000	55,006,667
0.23%, 11/26/14 (a)	64,500	64,500,000

		405,506,667
Euro — 0.6%
National Australia Bank Ltd., London:
0.25%, 3/07/14	200,000	200,000,000
0.23%, 10/23/14 (a)	118,000	118,000,000

		318,000,000
Yankee (b) — 37.2%
Bank of Montreal, Chicago:
0.18%, 3/12/14	375,000	375,000,000
0.20%, 5/15/14	300,000	300,000,000
0.21%, 5/27/14	110,000	110,000,000
0.24%, 9/05/14 (a)	81,500	81,500,000
0.23%, 10/09/14 (a)	100,000	100,000,000
0.23%, 1/08/15 (a)	312,000	312,000,000
Bank of Nova Scotia, Houston:
0.20%, 2/04/14	200,000	200,000,000
0.20%, 4/21/14	257,000	257,000,000
0.24%, 8/08/14 (a)	394,000	394,000,000
0.24%, 11/06/14 (a)	231,000	231,000,000
0.24%, 11/07/14 (a)	401,000	401,000,000
Bank of Nova Scotia, New York, 0.21%, 6/13/14	147,000	147,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 3/26/14	500,000	500,000,000
0.21%, 5/ 3/428/14	175,000	175,000,000
Barclays Bank PLC, New York, 0.25%, 2/03/14	750,000	750,000,000
BNP Paribas S.A., New York:
0.22%, 2/10/14	795,000	795,000,000
0.70%, 2/14/14	31,000	31,004,009
Canadian Imperial Bank of Commerce, New York, 0.23%, 8/08/14 (a)	14,000	14,000,000
Credit Agricole CIB, New York, 0.10%, 2/04/14	1,500,000	1,500,000,000
Credit Industriel Et Commercial, New York:
0.15%, 2/06/14	745,000	745,000,000
0.25%, 3/11/14	150,000	150,000,000
0.24%, 5/06/14	54,500	54,500,000
Credit Suisse Group A.G., New York:
0.26%, 4/22/14	300,000	300,000,000
0.32%, 6/06/14 (a)	175,500	175,500,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.24%, 2/07/14	350,000	350,000,000
0.28%, 2/24/14	365,000	365,000,000
Mizuho Bank Ltd., New York:
0.22%, 2/18/14	151,500	151,500,000
0.21%, 2/24/14	330,000	330,000,000
0.21%, 2/28/14	210,000	210,000,000
0.21%, 4/24/14	175,000	175,000,000
0.23%, 5/29/14	150,000	150,000,000
0.23%, 5/30/14	165,000	165,000,000
Natixis, New York, 0.29%, 4/07/14 (a)(c)	250,000	249,985,218
Nordea Bank Finland PLC, New York, 0.21%, 6/04/14	400,000	400,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Norinchukin Bank, New York:
0.10%, 2/05/14	$300,000	$300,000,000
0.12%, 2/11/14	490,000	490,000,000
0.15%, 3/03/14	400,000	400,000,000
0.15%, 3/04/14	400,000	400,000,000
Rabobank Nederland N.V., New York:
0.35%, 3/17/14	42,000	42,000,000
0.26%, 4/22/14(a)	381,750	381,750,000
0.25%, 7/15/14	130,000	130,000,000
0.35%, 1/12/15	199,000	199,000,000
0.28%, 2/03/15(a)	228,000	228,000,000
Royal Bank of Canada, New York:
0.26%, 10/10/14(a)	294,500	294,500,000
0.24%, 10/23/14	200,000	200,000,000
0.24%, 10/29/14(a)	150,000	150,000,000
0.24%, 12/05/14(a)	80,000	80,000,000
0.24%, 12/11/14(a)	235,000	235,000,000
0.24%, 1/13/15(a)	214,000	214,000,000
0.24%, 1/15/15(a)	128,000	128,000,000
Societe Generale, New York:
0.33%, 4/07/14(a)	206,500	206,500,000
0.29%, 5/02/14	180,000	180,000,000
Sumitomo Mitsui Banking Corp., New York:
0.10%, 2/03/14	410,000	410,000,000
0.25%, 5/19/14	150,000	149,997,815
0.22%, 5/29/14	300,000	300,000,000
0.22%, 6/02/14	375,000	375,000,000
Sumitomo Trust & Banking Co. Ltd., New York:
0.22%, 2/19/14	385,000	385,000,000
0.22%, 4/04/14	395,000	395,000,000
0.22%, 5/05/14	240,000	240,000,000
Svenska Handelsbanken, New York, 0.24%, 3/04/14	370,000	370,001,489
Toronto Dominion Bank, Montreal, 0.22%, 4/24/14	290,000	290,000,000
Toronto Dominion Bank, New York:
0.16%, 2/19/14(a)	205,000	205,000,000
0.11%, 2/27/14	275,000	275,000,000
0.13%, 3/06/14	300,000	300,000,000
0.17%, 5/06/14(a)	150,000	150,000,000
0.23%, 7/24/14(a)	261,500	261,500,000
0.25%, 8/12/14	268,500	268,500,000
0.24%, 9/04/14	200,000	200,000,000
Westpac Banking Corp., New York:
0.27%, 4/15/14(a)	256,000	256,000,000
0.24%, 8/28/14(a)	150,000	150,000,000

		19,884,738,531
Total Certificates of Deposit — 38.5%		20,608,245,198

Commercial Paper
Antalis US Funding Corp., 0.26%, 2/07/14 (d)	194,800	194,794,372
Australia and New Zealand Banking Group Ltd.:
0.27%, 2/25/14(a)	375,000	375,000,000
0.23%, 11/26/14(a)	200,000	200,000,000
BNP Paribas Finance, Inc., 0.34%, 3/13/14 (d)	200,000	199,928,222
BNZ International Funding Ltd., 0.16%, 3/11/14(d)	15,000	14,997,600

12	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Cancara Asset Securitisation LLC:
0.18%, 3/17/14(d)	$100,000	$99,979,000
0.18%, 3/21/14(d)	90,000	89,979,300
Chariot Funding LLC:
0.24%, 4/15/14(d)	100,000	99,952,667
0.23%, 4/28/14(d)	50,000	49,973,167
0.23%, 5/05/14(d)	48,000	47,972,093
Ciesco LLC:
0.20%, 2/11/14(d)	98,500	98,495,622
0.20%, 2/13/14(d)	50,000	49,997,222
0.25%, 6/16/14(d)	140,000	139,870,694
Collateralized Commercial Paper Co. LLC:
0.30%, 3/10/14(d)	180,000	179,947,500
0.30%, 3/11/14(d)	106,500	106,468,050
Commonwealth Bank of Australia:
0.20%, 2/24/14(a)	422,000	422,000,000
0.21%, 3/03/14(a)(e)	65,500	65,499,745
0.21%, 3/04/14(a)	250,000	249,998,988
0.24%, 5/02/14(a)	260,500	260,500,000
0.25%, 6/06/14(a)	183,000	183,000,000
0.23%, 10/17/14(a)(e)	27,000	27,001,066
0.23%, 11/17/14(a)	55,000	55,000,000
0.24%, 11/20/14(a)	108,000	108,000,000
CPPIB Capital, Inc.:
0.30%, 2/09/15(a)	18,700	18,642,186
0.30%, 2/10/15(a)	250,000	249,225,000
Credit Suisse Group A.G., 0.18%, 4/24/14 (d)	400,000	399,840,000
Erste Abwicklungsanstalt:
0.20%, 2/06/14(d)	250,000	249,995,833
0.20%, 2/12/14(d)	300,000	299,985,000
0.20%, 2/13/14(d)	50,000	49,997,222
0.15%, 3/03/14(d)	75,000	74,991,250
0.16%, 3/12/14(d)	50,000	49,991,778
0.18%, 3/19/14(d)	50,000	49,989,000
0.18%, 3/21/14(d)	150,000	149,965,500
0.15%, 4/17/14(d)	175,000	174,946,771
0.16%, 4/23/14(d)	150,000	149,947,333
0.18%, 5/23/14(d)	300,000	299,836,500
0.19%, 6/27/14(d)	150,000	149,886,000
0.19%, 6/30/14(d)	200,000	199,844,833
Fortis Funding LLC, 0.08%, 2/04/14 (d)	450,000	449,999,000
Govco LLC:
0.19%, 3/12/14(d)	100,000	99,980,472
0.25%, 6/16/14(d)	75,000	74,930,729
HSBC Bank PLC:
0.26%, 9/10/14(a)	100,000	100,000,000
0.25%, 10/22/14(a)(e)	144,000	144,000,000
0.24%, 10/30/14(a)	125,000	125,000,000
JPMorgan Securities LLC, 0.27%, 4/21/14 (d)	159,000	158,908,178
Jupiter Securitization Co. LLC:
0.23%, 5/13/14(d)	50,000	49,968,375
0.23%, 7/02/14(d)	50,000	49,952,403
Kells Funding LLC:
0.19%, 2/03/14(a)	25,000	25,000,000
0.24%, 3/10/14(a)	100,000	100,000,000
0.21%, 3/14/14(a)	50,000	50,000,000
0.20%, 4/11/14(a)	100,000	100,000,000
0.21%, 5/09/14(d)	50,000	49,972,292
0.20%, 5/15/14(d)	46,800	46,773,740
0.21%, 6/03/14(d)	52,000	51,963,600
0.22%, 6/04/14(a)	59,500	59,500,000
0.21%, 6/09/14(d)	50,000	49,963,250
0.18%, 6/13/14(a)(e)	70,000	70,000,000
0.26%, 9/05/14(d)	199,000	198,698,349

Commercial Paper	Par (000)	Value
Kells Funding LLC: (concluded)
0.24%, 10/14/14(a)(e)	$49,000	$49,000,000
0.24%, 10/20/14(a)	200,000	199,986,493
0.24%, 10/27/14(a)(e)	200,000	199,984,924
0.27%, 10/27/14(d)	40,000	39,920,200
0.27%, 11/03/14(d)	120,000	119,754,300
0.24%, 11/21/14(a)(e)	150,000	150,000,000
0.25%, 1/07/15(a)(e)	66,000	66,000,000
Lloyds TSB Bank PLC, 0.07%, 2/07/14 (d)	590,000	589,995,411
Mizuho Funding LLC:
0.25%, 2/24/14(d)	300,000	299,957,125
0.20%, 3/03/14(d)	125,900	125,880,416
Nederlandse Waterschapsbank N.V.:
0.23%, 2/18/14(a)	78,000	78,000,000
0.28%, 6/10/14(a)	55,500	55,503,563
0.28%, 7/28/14(a)	75,000	75,007,284
0.28%, 7/30/14(a)	75,000	75,007,367
0.21%, 8/13/14(a)	215,000	215,000,000
0.25%, 12/05/14(a)	73,000	73,000,000
0.25%, 12/23/14(a)	145,000	145,014,105
Nieuw Amsterdam Receivables Corp.:
0.19%, 2/07/14(d)	100,000	99,997,889
0.18%, 3/10/14(d)	277,222	277,173,486
0.18%, 3/19/14(d)	100,000	99,978,000
0.18%, 3/21/14(d)	100,000	99,977,000
0.18%, 4/29/14(d)	150,000	149,936,250
Nordea North America, Inc., 0.21%, 5/07/14(d)	300,000	299,841,125
NRW.Bank:
0.07%, 2/05/14(d)	400,000	399,998,444
0.13%, 2/28/14(d)	300,000	299,972,917
Old Line Funding LLC:
0.24%, 3/17/14(d)	73,000	72,979,560
0.20%, 5/09/14(a)	70,000	70,000,000
0.20%, 6/23/14(d)	98,000	97,923,778
0.22%, 7/25/14(d)	77,500	77,418,539
Rabobank USA Financial Corp., 0.25%, 7/28/14(d)	125,000	124,848,090
Salisbury Receivables Co. LLC, 0.19%, 4/15/14(d)	115,000	114,956,907
Sheffield Receivables Corp.:
0.18%, 4/09/14(d)	50,000	49,983,750
0.20%, 5/16/14(d)	50,000	49,971,667
0.20%, 5/19/14(d)	90,000	89,947,500
Societe Generale N.A.:
0.25%, 3/03/14(d)	325,000	324,936,806
0.25%, 5/02/14(d)	639,700	639,316,892
Sumitomo Mitsui Banking Corp., 0.21%, 3/06/14(d)	85,000	84,984,995
Svenska Handelsbanken, Inc.:
0.23%, 3/10/14(d)	100,000	99,977,639
0.22%, 3/12/14(d)	100,000	99,977,389
0.21%, 5/08/14(d)	475,000	474,745,743
0.21%, 7/17/14(d)	190,000	189,822,561
Thunder Bay Funding LLC:
0.24%, 4/14/14(d)	25,000	24,988,333
0.23%, 4/24/14(d)	46,750	46,726,106
0.20%, 6/27/14(d)	75,000	74,940,000
Victory Receivables Corp., 0.16%, 3/12/14 (d)	75,000	74,987,667
Westpac Banking Corp.:
0.28%, 7/14/14(a)	200,000	200,000,000
0.24%, 8/01/14(a)	100,000	100,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	13

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Westpac Banking Corp.: (concluded)
0.24%, 8/22/14 (a)(e)	$345,000	$345,000,000
0.23%, 9/29/14 (a)	160,000	160,000,000
0.23%, 10/30/14 (a)	14,000	14,000,000
0.30%, 1/02/15 (d)	378,000	376,951,050
Total Commercial Paper — 30.5%		16,303,321,173

Corporate Notes
Commonwealth Bank of Australia, 0.97%, 3/17/14 (a)(e)	218,000	218,211,948
National Australia Bank Ltd., 0.96%, 4/11/14 (a)(e)	51,000	51,065,482
Svenska Handelsbanken AB, 0.27%, 7/15/14 (a)(e)	362,100	362,100,000
Total Corporate Notes — 1.2%		631,377,430

Municipal Bonds
Allen County RB (Catholic Health Partners Project) Series 2012B VRDN, 0.03%, 2/07/14 (f)	12,000	12,000,000
California GO Series 2005B-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (f)	49,100	49,100,000
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.04%, 2/07/14 (f)	11,715	11,715,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.04%, 2/07/14 (f)	13,100	13,100,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.04%, 2/07/14 (f)	39,495	39,495,000
California Housing Finance Agency Home Mortgage RB Series 2005H AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.03%, 2/07/14 (f)	25,335	25,335,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.04%, 2/07/14 (f)	6,785	6,785,000
Connecticut Housing Finance Authority RB Series 2011E-3 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 2/07/14 (f)	33,000	33,000,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 2/07/14 (f)	40,980	40,980,000
Illinois GO Series 2003B-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (f)	48,000	48,000,000
Illinois GO Series 2003B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 2/07/14 (f)	23,000	23,000,000
Illinois GO Series 2003B-4 VRDN (State Street Bank & Trust Co. LOC), 0.04%, 2/07/14 (f)	17,000	17,000,000
Illinois GO Series 2003B-5 VRDN (Royal Bank of Canada LOC), 0.04%, 2/07/14 (f)	17,000	17,000,000
Illinois GO Series 2003B-6 VRDN (Northern Trust LOC), 0.04%, 2/07/14 (f)	18,000	18,000,000
Illinois State Toll Highway Authority RB (Senior Priority Project) Series 2007A2-A VRDN (Bank of Tokyo-Mitsubishi UFJ LTD LOC), 0.03%, 2/07/14 (f)	36,400	36,400,000

Municipal Bonds	Par (000)	Value
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 2/07/14 (f)	$84,725	$84,725,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 2/07/14 (f)	12,900	12,900,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System Project) Series 2003D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/07/14 (f)	33,500	33,500,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 2/07/14 (f)	72,020	72,020,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 2/07/14 (f)	36,430	36,430,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN, 0.03%, 2/07/14 (f)	121,600	121,600,000
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.03%, 2/07/14 (f)	63,860	63,860,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (The Bank of New York Mellon Corp. SBPA), 0.03%, 2/07/14 (f)	10,340	10,340,000
New York State Energy Research & Development Authority RB (Con Education Co., Inc. Pro Project) Series 2010 VRDN (Bank of Nova Scotia LOC), 0.03%, 2/07/14 (f)	13,500	13,500,000
New York State Housing Finance Agency RB (Gotham West Housing Project) Series 2012A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/07/14 (f)	44,000	44,000,000
New York State Housing Finance Agency RB (W. 30th Street Housing Project) Series 2012 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/07/14 (f)	58,000	58,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/14 (f)	22,600	22,600,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/07/14 (f)	103,100	103,100,000
San Francisco City & County Airports Commission RB Series 2010A-1 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (f)	28,375	28,375,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA), 0.04%, 2/07/14 (f)	55,250	55,250,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (U.S. Bank N.A. LOC), 0.03%, 2/07/14 (f)	33,500	33,500,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/07/14 (f)	25,545	25,545,000
Texas GO (Veteran Housing Fund Project) Series 2003 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 2/07/14 (f)	22,535	22,535,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 2/07/14 (f)	66,400	66,400,000
Total Municipal Bonds — 2.4%		1,299,090,000

14	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.07%, 2/03/14	$1,100,000	$1,100,000,000
Barclays Bank PLC, 0.08%, 2/03/14	232,000	232,000,000
Credit Agricole Corporate & Invest, 0.10%, 2/03/14	900,000	900,000,000
DnB NOR Bank ASA, 0.03%, 2/03/14	1,500,000	1,500,000,000
ING Bank N.V., 0.10%, 2/05/14	604,000	604,000,000
Lloyds TSB Bank PLC, 0.07%, 2/03/14	1,800,000	1,800,000,000
Natixis S.A., 0.10%, 2/03/14	1,702,000	1,702,000,000
Societe Generale S.A., 0.03%, 2/03/14	102,000	102,000,000
Total Time Deposits — 14.9%		7,940,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes:
0.37%, 10/27/14 (a)	25,000	25,045,148
0.13%, 2/27/15 (a)	500	499,866
Federal Home Loan Bank Variable Rate Notes:
0.10%, 11/20/14 (a)	90,000	89,996,353
0.10%, 11/21/14 (a)	400,000	399,983,736
0.10%, 11/26/14 (a)	75,000	74,996,898
Total U.S. Government Sponsored Agency Obligations — 1.1%		590,522,001

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.07%, 7/24/14	300,000	299,900,250
0.07%, 8/21/14	170,000	169,934,219
0.10% - 0.11%, 1/08/15	700,000	699,318,704
U.S. Treasury Notes:
0.50%, 10/15/14	100,000	100,249,671
0.25%, 11/30/14	125,000	125,123,960
0.25%, 1/31/15	150,000	150,159,311
Total U.S. Treasury Obligations — 2.9%		1,544,686,115

Repurchase Agreements
Barclays Capital, Inc., 0.25%, 3/10/14 (Purchased on 12/09/13 to be repurchased at $150,094,792, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.34% due from 1/25/19 to 1/20/44, aggregate original par and fair value of $1,301,237,460 and $161,524,452, respectively)	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.65%, 5/09/14 (f) (Purchased on 8/03/12 to be repurchased at $414,767,389, collateralized by various corporate/debt obligations, 0.00% to 7.60% due from 1/17/17 to 5/10/63, aggregate original par and fair value of $4,681,661,042 and $496,177,059, respectively)	$410,000	$410,000,000
Total Value of Barclays Capital, Inc. (collateral value of $657,701,511)		560,000,000
Citigroup Global Markets, Inc., 0.30%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $10,000,250, collateralized by various corporate/debt obligations, 0.00% to 7.45% due from 5/15/18 to 12/10/45, aggregate original par and fair value of $253,184,093 and $10,700,001, respectively)	10,000	10,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $10,700,001)		10,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $125,001,563, collateralized by various foreign government and corporate/debt obligations, 0.44% to 8.88% due from 6/18/14 to 12/31/49, aggregate original par and fair value of $175,453,177 and $131,252,840, respectively)	125,000	125,000,000
Credit Suisse Securities (USA) LLC, 0.12%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,000,250, collateralized by various U.S. government sponsored agency obligations, 0.92% to 51.10% due from 6/25/35 to 6/25/43, aggregate original par and fair value of $53,749,890 and $26,752,439, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.50%, 3/10/14 (f) (Purchased on 5/07/12 to be repurchased at $227,027,500, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 16.89% due from 4/15/17 to 12/12/49, aggregate original par and fair value of $1,617,840,282 and $235,298,524, respectively)	225,000	225,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 3/17/14 (Purchased on 1/16/14 to be repurchased at $94,062,667, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 25.11% due from 7/25/23 to 10/16/54, aggregate original par and fair value of $194,068,862 and $100,605,779, respectively)	94,000	94,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $493,909,582)		469,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	15

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.35%, 2/03/14 (g) (Purchased on 11/04/13 to be repurchased at $211,186,676, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.88% due from 10/22/14 to 1/15/55, aggregate original par and fair value of $3,257,415,999 and $245,257,052, respectively)	$211,000	$211,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (g) (Purchased on 11/05/13 to be repurchased at $375,342,708, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.30% to 39.25% due from 4/19/14 to 7/18/56, aggregate original par and fair value of $1,488,784,934 and $441,343,366, respectively)	375,000	375,000,000
Deutsche Bank Securities, Inc., 0.35%, 2/07/14 (g) (Purchased on 11/15/13 to be repurchased at $152,633,438, collateralized by various corporate/debt obligations, 0.00% to 10.88% due from 10/22/14 to 10/15/49, aggregate original par and fair value of $915,087,501 and $181,282,451, respectively)	152,500	152,500,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $867,882,869)		738,500,000
HSBC Securities (USA) Inc., 0.17%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $25,000,354, collateralized by various corporate/debt obligations, 1.55% to 10.35% due from 3/01/14 to 4/15/43, aggregate original par and fair value of $25,848,319 and $27,197,383, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $27,197,383)		25,000,000
JPMorgan Securities LLC, 0.13%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $175,001,896, collateralized by various corporate/debt obligations, 0.00% to 6.64% due from 2/03/14 to 2/12/51, aggregate original par and fair value of $639,708,177 and $186,548,882, respectively)	175,000	175,000,000
JPMorgan Securities LLC, 0.35%, 2/06/14 (Purchased on 11/08/13 to be repurchased at $200,175,000, collateralized by various corporate/debt obligations, 0.28% to 8.96% due from 9/15/14 to 6/01/67, aggregate original par and fair value of $394,982,264 and $212,682,431, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.54%, 2/19/14 (Purchased on 11/19/13 to be repurchased at $174,490,465, collateralized by various corporate/debt obligations, 0.25% to 6.63% due from 8/15/22 to 2/15/51, aggregate original par and fair value of $909,570,382 and $211,602,006, respectively)	$174,250	$174,250,000
JPMorgan Securities LLC, 0.30%, 3/20/14 (f) (Purchased on 3/15/13 to be repurchased at $200,590,417, collateralized by various corporate/debt obligations, 0.00% to 9.75% due from 2/03/14 to 12/31/99, aggregate original par and fair value of $234,070,677 and $210,495,407, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.61%, 3/24/14 (Purchased on 12/24/13 to be repurchased at $100,152,500, collateralized by various corporate/debt obligations, 0.00% to 9.19% due from 12/21/18 to 4/10/49, aggregate original par and fair value of $566,161,947 and $125,001,703, respectively)	100,000	100,000,000
JPMorgan Securities LLC, 0.61%, 3/24/14 (Purchased on 12/24/13 to be repurchased at $200,305,000, collateralized by various corporate/debt obligations, 0.00% to 7.54% due from 12/21/18 to 12/10/49, aggregate original par and fair value of $1,348,261,326 and $250,000,546, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.56%, 4/15/14 (Purchased on 1/15/14 to be repurchased at $165,231,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.18% due from 5/25/18 to 2/15/51, aggregate original par and fair value of $1,824,722,113 and $202,995,603, respectively)	165,000	165,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,399,326,578)		1,214,250,000
Morgan Stanley & Co. LLC, 0.07%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $250,001,458, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.40% due from 2/03/14 to 8/01/43, aggregate original par and fair value of $332,656,504 and $255,230,487, respectively)	250,000	250,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $255,230,487)		250,000,000

16	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
PNC Bank N.A., 0.04%, 2/03/14 (h) (Purchased on 1/31/14 to be repurchased at $295,400,985, collateralized by Fannie Mae Notes, 2.00% to 4.00% due from 9/01/25 to 5/01/28, aggregate original par and fair value of $632,390,000 and $341,472,271, respectively)	$295,400	$295,400,000
Total Value of PNC Bank N.A. (collateral value of $341,472,271)		295,400,000
Royal Bank of Canada, 0.12%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $230,002,300, collateralized by various corporate/debt obligations, 0.00% to 12.00% due from 2/18/14 to 12/31/49, aggregate original par and fair value of $247,527,246 and $241,500,001, respectively)	230,000	230,000,000
Royal Bank of Canada, 0.13%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $65,000,704, collateralized by various corporate/debt obligations, 0.00% to 0.21% due from 2/10/14 to 6/16/14, aggregate original par and fair value of $68,364,115 and $68,250,001, respectively)	65,000	65,000,000
Total Value of Royal Bank of Canada (collateral value of $309,750,002)		295,000,000
SG Americas Securities LLC, 0.29%, 2/06/14 (f) (Purchased on 12/17/13 to be repurchased at $60,665,063, collateralized by various corporate/debt obligations, 0.63% to 12.25% due from 6/25/14 to 10/1/77, aggregate original par and fair value of $63,037,319 and $69,158,556, respectively)	60,640	60,640,000
Total Value of SG Americas Securities LLC (collateral value of $69,158,556)		60,640,000

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.23%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $180,003,450, collateralized by various corporate/debt obligations, 0.00% to 12.63% due from 3/15/15 to 12/31/49, aggregate original par and fair value of $214,503,592 and $215,730,801, respectively)	$180,000	$180,000,000
Total Value of UBS Securities LLC (collateral value of $215,730,801)		180,000,000
Wells Fargo Securities, LLC, 0.20%, 2/06/14 (f) (Purchased on 9/20/13 to be repurchased at $164,126,644, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.03% due from 6/15/15 to 4/08/68, aggregate original par and fair value of $927,920,533 and $184,768,250, respectively)	164,000	164,000,000
Wells Fargo Securities, LLC, 0.47%, 4/14/14 (Purchased on 1/03/14 to be repurchased at $101,458,608, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.25% due from 2/15/15 to 4/08/68, aggregate original par and fair value of $335,039,168 and $117,213,584, respectively)	101,325	101,325,000
Total Value of Wells Fargo Securities, LLC (collateral value of $301,981,834)		265,325,000
Total Repurchase Agreements — 8.2%		4,363,115,000
Total Investments (Cost $53,280,356,917*) — 99.7%		53,280,356,917
Other Assets Less Liabilities — 0.3%		176,996,689

Net Assets — 100.0%		$53,457,353,606

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par Held at October 31, 2013	Par Purchased	Par Sold	Par Held at January 31, 2014	Income
PNC Bank N.A.	—	$8,631,700,000	$8,336,300,000	$295,400,000	$16,412

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	17

Schedule of Investments (concluded)	TempFund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$53,280,356,917	—	$53,280,356,917

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, bank overdraft of $(55,466,815) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

18	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.08%, 2/13/14	$55,000	$54,998,854
0.07%, 2/20/14	125,000	124,995,868
0.07%, 2/27/14	170,000	169,992,350
0.05%, 4/17/14	166,000	165,984,179
0.07% - 0.14%, 4/24/14	1,102,297	1,102,040,876
0.08%, 5/01/14	160,000	159,971,000
0.08%, 5/08/14	164,783	164,748,156
0.09%, 5/15/14	415,000	414,892,126
0.10%, 5/22/14	361,000	360,892,075
0.10%, 6/05/14	151,000	150,948,828
0.10%, 6/12/14	161,000	160,945,193
0.09%, 6/19/14	200,000	199,932,000
0.09%, 6/26/14	99,800	99,764,322
0.09%, 7/03/14	1,045,500	1,045,117,371
0.09%, 7/10/14	400,000	399,846,707
0.06%, 7/17/14	300,000	299,914,583
0.07%, 7/24/14	100,000	99,969,125
0.14%, 11/13/14	110,000	109,883,263
U.S. Treasury Notes:
1.25%, 2/15/14	75,000	75,028,218
0.25%, 2/28/14	602,696	602,741,540
1.25%, 4/15/14	246,100	246,644,620
0.25%, 4/30/14	557,519	557,680,404
0.25% - 2.25%, 5/31/14	81,420	81,738,912
0.75%, 6/15/14	223,000	223,506,592
0.63%, 7/15/14	487,688	488,791,032
0.50%, 8/15/14	50,000	50,092,929
0.25%, 8/31/14	150,000	150,125,741
Total U.S. Treasury Obligations — 40.8%		7,761,186,864

Repurchase Agreements
Bank of Nova Scotia, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $305,000,508, collateralized by various U.S. Treasury obligations, 0.25% to 2.13% due from 9/15/15 to 1/31/21, aggregate original par and fair value of $311,871,800 and $311,100,527, respectively)	305,000	305,000,000
Total Value of Bank of Nova Scotia (collateral value of $311,100,527)		305,000,000
Barclays Capital, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $50,000,083, collateralized by U.S. Treasury Note, 2.13% due at 1/31/21, original par and fair value of $51,192,000 and $51,000,030, respectively)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.02%, 2/04/14 (Purchased on 1/28/14 to be repurchased at $251,600,978, collateralized by various U.S. Treasury obligations, 0.63% to 2.75% due from 10/31/15 to 8/31/20, aggregate original par and fair value of $247,859,200 and $256,632,046, respectively)	$251,600	$251,600,000
Total Value of Barclays Capital, Inc. (collateral value of $307,632,076)		301,600,000
BNP Paribas Securities Corp., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $345,368,863, collateralized by various U.S. Treasury obligations, 0.63% to 4.50% due from 2/15/16 to 11/15/21, aggregate original par and fair value of $334,289,100 and $352,275,430, respectively)	345,368	345,368,000
BNP Paribas Securities Corp., 0.05%, 2/07/14 (b) (Purchased on 1/06/14 to be repurchased at $556,307,985, collateralized by various U.S. Treasury obligations, 0.00% to 7.50% due from 11/15/14 to 5/15/43, aggregate original par and fair value of $606,652,994 and $567,364,867, respectively)	556,240	556,240,000
BNP Paribas Securities Corp., 0.05%, 2/07/14 (b) (Purchased on 1/30/14 to be repurchased at $700,060,278, collateralized by various U.S. Treasury obligations, 0.13% to 8.13% due from 5/15/21 to 8/15/40, aggregate original par and fair value of $652,123,400 and $714,000,049, respectively)	700,000	700,000,000
BNP Paribas Securities Corp., 0.07%, 2/07/14 (b) (Purchased on 12/04/13 to be repurchased at $400,070,000, collateralized by various U.S. Treasury obligations, 0.00% to 7.25% due from 2/15/14 to 11/15/42, aggregate original par and fair value of $864,532,333 and $408,000,048, respectively)	400,000	400,000,000
BNP Paribas Securities Corp., 0.07%, 2/07/14 (b) (Purchased on 12/05/13 to be repurchased at $300,052,500, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 7/15/14 to 8/15/43, aggregate original par and fair value of $283,103,165 and $306,000,007, respectively)	300,000	300,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $2,347,640,401)		2,301,608,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	19

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $174,545,291, collateralized by various U.S. Treasury obligations, 1.25% to 7.25% due from 5/15/16 to 4/15/32, aggregate original par and fair value of $161,204,800 and $178,035,990, respectively)	$174,545	$174,545,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $178,035,990)		174,545,000
Deutsche Bank Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $729,577,216, collateralized by various U.S. Treasury obligations, 0.00% to 7.13% due from 2/27/14 to 11/15/42, aggregate original par and fair value of $1,043,588,761 and $744,167,576, respectively)	729,576	729,576,000
Deutsche Bank Securities, Inc., 0.06%, 2/07/14 (b) (Purchased on 1/15/14 to be repurchased at $262,054,302, collateralized by various U.S. Treasury obligations, 0.25% to 1.50% due from 12/31/15 to 8/31/18, aggregate original par and fair value of $265,149,000 and $267,255,377, respectively)	262,015	262,015,000
Deutsche Bank Securities, Inc., 0.06%, 2/07/14 (b) (Purchased on 1/21/14 to be repurchased at $434,150,836, collateralized by various U.S. Treasury obligations, 0.25% to 2.63% due from 2/28/14 to 2/28/19, aggregate original par and fair value of $432,104,200 and $442,766,706, respectively)	434,085	434,085,000
Deutsche Bank Securities, Inc., 0.07%, 2/07/14 (b) (Purchased on 12/02/13 to be repurchased at $459,082,110, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 2/15/14 to 11/15/42, aggregate original par and fair value of $680,086,375 and $468,180,059, respectively)	459,000	459,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,922,369,718)		1,884,676,000
Federal Reserve Bank of New York, 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $2,200,005,500, collateralized by U.S. Treasury Bond, 3.88% due at 8/15/40, original par and fair value of $2,054,609,966 and $2,200,005,501, respectively)	2,200,000	2,200,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,200,005,501)		2,200,000,000
Goldman Sachs & Co., 0.04%, 2/05/14 (b) (Purchased on 1/07/14 to be repurchased at $594,224,147, collateralized by various U.S. Treasury obligations, 0.00% to 3.38% due from 5/31/15 to 11/15/41, aggregate original par and fair value of $1,068,854,661 and $606,089,170, respectively)	594,205	594,205,000
Total Value of Goldman Sachs & Co. (collateral value of $606,089,170)		594,205,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $55,000,092, collateralized by U.S. Treasury Bills, 0.00% due from 2/13/14 to 5/22/14, aggregate original par and fair value of $56,105,000 and $56,101,503, respectively)	$55,000	$55,000,000
HSBC Securities (USA) Inc., 0.02%, 2/06/14 (c) (Purchased on 1/27/14 to be repurchased at $481,001,336, collateralized by various U.S. Treasury obligations, 0.00% to 6.50% due from 2/15/14 to 11/15/43, aggregate original par and fair value of $554,389,053 and $490,622,238, respectively)	481,000	481,000,000
HSBC Securities (USA) Inc., 0.02%, 2/06/14 (Purchased on 1/30/14 to be repurchased at $714,712,779, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 7/15/14 to 11/15/43, aggregate original par and fair value of $1,385,174,799 and $729,005,379, respectively)	714,710	714,710,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,275,729,120)		1,250,710,000
JPMorgan Securities LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $36,847,061, collateralized by U.S. Treasury Strips, 0.00% due from 3/31/14 to 2/15/40, aggregate original par and fair value of $96,093,500 and $37,585,708, respectively)	36,847	36,847,000
JPMorgan Securities LLC, 0.02%, 2/06/14 (c) (Purchased on 2/27/13 to be repurchased at $200,000,000, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/14 to 11/15/43, aggregate original par and fair value of $416,897,713 and $204,000,281, respectively)	200,000	200,000,000
Total Value of JPMorgan Securities LLC (collateral value of $241,585,989)		236,847,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $159,000,265, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 4/15/14 to 2/15/40, aggregate original par and fair value of $147,774,100 and $162,180,044, respectively)	159,000	159,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $162,180,044)		159,000,000
Morgan Stanley & Co. LLC, 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $799,149,332, collateralized by various U.S. Treasury obligations, 0.00% to 6.75% due from 7/31/14 to 11/15/42, aggregate original par and fair value of $752,636,138 and $815,131,091, respectively)	799,148	799,148,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $815,131,091)		799,148,000

20	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.01%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $374,989,312, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 2/13/14 to 11/15/43, aggregate original par and fair value of $398,701,731 and $382,488,814, respectively)	$374,989	$374,989,000
Total Value of Royal Bank of Canada (collateral value of $382,488,814)		374,989,000

Repurchase Agreements	Par (000)	Value
TD Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $39,982,067, collateralized by U.S. Treasury Note, 0.63% due at 11/15/16, original par and fair value of $40,740,200 and $40,781,650, respectively)	$39,982	$39,982,000
Total Value of TD Securities, Inc. (collateral value of $40,781,650)		39,982,000
Total Repurchase Agreements — 55.8%		10,622,310,000
Total Investments (Cost $18,383,496,864*) — 96.6%		18,383,496,864
Other Assets Less Liabilities — 3.4%		650,657,485

Net Assets — 100.0%		$19,034,154,349

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$18,383,496,864	—	$18,383,496,864

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $648,063,764 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	21

Schedule of Investments January 31, 2014 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.00% - 0.06%, 2/06/14	$1,196,424	$1,196,420,677
0.00% - 0.07%, 2/13/14	1,247,475	1,247,460,385
0.01% - 0.08%, 2/20/14	2,174,117	2,174,083,251
0.08%, 2/27/14	499,979	499,952,334
0.05% - 0.07%, 3/06/14	356,577	356,560,434
0.03% - 0.04%, 3/13/14	493,746	493,728,236
0.04% - 0.05%, 4/17/14	625,000	624,944,490
0.04% - 0.14%, 4/24/14	368,316	368,226,123
0.05% - 0.06%, 5/01/14	1,082,000	1,081,856,142
0.08%, 5/08/14	100,000	99,979,111
0.10%, 5/22/14	50,000	49,985,000
0.10%, 6/05/14	54,000	53,981,700
0.09%, 6/19/14	146,000	145,950,360

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a) (concluded)
0.09%, 6/26/14	$28,919	$28,908,661
0.08% - 0.09%, 7/03/14	380,000	379,863,333
0.09%, 7/10/14	300,000	299,882,250
0.06%, 7/31/14	145,000	144,956,983
U.S. Treasury Notes:
0.25%, 2/28/14	63,300	63,303,057
0.25%, 4/30/14	47,406	47,420,742
0.63%, 7/15/14	41,450	41,534,452
Total U.S. Treasury Obligations — 99.2%		9,398,997,721
Total Investments (Cost $9,398,997,721*) — 99.2%		9,398,997,721
Other Assets Less Liabilities — 0.8%		71,481,229

Net Assets — 100.0%		$9,470,478,950

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$9,398,997,721	—	$9,398,997,721

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $71,861,869 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

22	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.1%
Alaska Municipal Bond Bank Authority RB (Governmental Purpose Project) Series 2013-2A MB, 2.00%, 6/01/14	$160	$160,864
Arizona — 0.4%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.21%, 2/07/14 (a)	315	315,000
Phoenix Civic Improvement Corp. RB Series 2009B MB, 4.00%, 7/01/14	225	228,385
Pima County COP Series 2014, 2.00%, 12/01/14	300	304,230

		847,615
Arkansas — 0.8%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.12%, 2/07/14 (a)	1,800	1,800,000
California — 8.4%
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 2/07/14 (a)(b)(c)	3,800	3,800,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	2,900	2,919,648
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.04%, 2/07/14 (a)	2,200	2,200,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.12%, 2/07/14 (a)(b)(c)	1,330	1,330,000
Foothill-Eastern Transportation Corridor Agency Toll Road RB (Capital Appreciation Refunding Project) Series 1999 MB, 5.88%, 2/01/14	600	606,000
Metropolitan Water District of Southern California RB Series 2004A-2 VRDN (U.S. Bank N.A. SBPA), 0.03%, 2/07/14 (a)	7,500	7,500,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.12%, 2/07/14 (a)(b)(c)	1,020	1,020,000

		19,375,648
Connecticut — 0.6%
Connecticut Housing Finance Authority RB Series 2013B-5 AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 2/07/14 (a)	1,000	1,000,000
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	370	371,311

		1,371,311
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.07%, 2/07/14 (a)(b)(c)	400	400,000
Florida — 0.5%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.15%, 8/29/14 (a)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Georgia — 1.3%
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 2/07/14 (a)	$1,000	$1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 2/07/14 (a)	1,000	1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.15%, 2/07/14 (a)	1,000	1,000,000

		3,000,000
Illinois — 3.5%
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.19%, 2/07/14 (a)(b)(c)	500	500,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.14%, 2/07/14 (a)(b)(c)	200	200,000
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.17%, 2/07/14 (a)	1,415	1,415,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.39%, 2/07/14 (a)	2,165	2,165,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004A MB, 1.75%, 3/03/14	1,455	1,456,579
Illinois Finance Authority RB (University of Chicago Project) Series 1998 MB, 3.38%, 2/03/14	315	315,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 2/07/14 (a)(b)(c)	595	595,000
Illinois Sales Tax RB Series 2004 MB, 5.00%, 6/15/14	450	457,741
University of Illinois RB (Auxiliary Facilities Project) Series 2013A MB, 3.00%, 4/01/14	960	964,022

		8,068,342
Indiana — 5.3%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 2/03/14 (a)	11,875	11,875,000
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14	300	302,350

		12,177,350
Iowa — 6.2%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	820	824,563
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.14%, 2/07/14 (a)	9,800	9,800,000
Iowa Finance Authority RB (Housing Project) Series 2008 AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 2/07/14 (a)	3,650	3,650,000

		14,274,563
Kansas — 1.4%
Leawood GO Series 2013-1, 1.25%, 9/01/14	3,200	3,218,269

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	23

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 1.4%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.29%, 2/07/14 (a)	$1,780	$1,780,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	1,400	1,418,318

		3,198,318
Louisiana — 4.7%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.20%, 2/07/14 (a)	2,400	2,400,000
Bossier Parish School Board GO Series 2013 MB, 3.00%, 3/01/14	410	410,793
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.17%, 2/07/14 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.04%, 2/07/14 (a)	700	700,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.04%, 2/03/14 (a)	1,300	1,300,000

		10,810,793
Maryland — 1.3%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 2/07/14 (a)	1,605	1,605,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 2/07/14 (a)	1,365	1,365,000

		2,970,000
Massachusetts — 0.8%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.13%, 8/29/14 (a)	1,000	1,000,000
Massachusetts School Building Authority RB Series 2009A MB, 4.00%, 5/15/14	325	328,441
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.13%, 8/29/14 (a)	495	495,000

		1,823,441
Michigan — 1.8%
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.24%, 2/07/14 (a)	2,000	2,000,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.29%, 2/07/14 (a)	1,600	1,600,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.14%, 2/07/14 (a)	500	500,000

		4,100,000
Minnesota — 0.0%
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	50	51,935
Mississippi — 0.0%
De Soto County School District GO Series 2012 MB, 3.00%, 5/01/14	100	100,660

Municipal Bonds	Par (000)	Value
Missouri — 3.4%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.24%, 2/07/14 (a)	$1,825	$1,825,000
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B1 VRDN (Barclays Bank PLC LOC), 0.06%, 2/03/14 (a)	1,935	1,935,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.17%, 2/07/14 (a)	4,000	4,000,000

		7,760,000
Nebraska — 0.4%
Nebraska COP Series 2010B MB, 1.20%, 9/15/14	830	834,821
Nevada — 1.0%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,416,155
New Hampshire — 0.7%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	765	769,486
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 2/07/14 (a)	685	685,000
New Hampshire RB (Grant Anticipation Project) Series 2012 MB, 4.00%, 9/01/14	150	153,183

		1,607,669
New Jersey — 7.8%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	400	401,490
Cape May GO Series 2013, 1.00%, 7/18/14	900	902,348
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	106	106,878
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	2,295	2,301,669
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	300	300,781
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	400	401,935
Galloway Township GO Series 2013A, 1.00%, 12/18/14	1,105	1,110,551
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	600	601,130
New Jersey RB Series 2013C TRAN, 2.00%, 6/26/14	10,600	10,668,664
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	200	200,040
Toms River Township GO Series 2013, 1.50%, 6/26/14	340	341,598
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	510	510,899

		17,847,983
New Mexico — 0.0%
New Mexico Finance Authority RB (Transportation Refunding Project) Series 2010 MB, 3.00%, 6/15/14	100	100,996
New York — 2.5%
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.12%, 2/07/14 (a)	1,900	1,900,000
New York City Municipal Water Series 2014-7 TECP, 0.08%, 2/06/14	1,400	1,400,000

24	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	$1,400	$1,403,572
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	1,000	1,001,681

		5,705,253
North Carolina — 2.7%
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 2/07/14 (a)	4,050	4,050,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.14%, 2/07/14 (a)	1,450	1,450,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	702,471

		6,202,471
Ohio — 2.0%
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	300	301,037
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 2/03/14 (a)	2,300	2,300,000
Ohio Housing Finance Agency RB (Residential Mortgage Backed Project) Series 2005F AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 2/07/14 (a)	2,000	2,000,000

		4,601,037
Oklahoma — 2.3%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.16%, 2/07/14 (a)	5,250	5,250,000
Oregon — 2.0%
Oregon Housing & Community Services Department RB (Single Family Mortgage Project) Series 2013 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 2/07/14 (a)	4,000	4,000,000
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	495	502,504

		4,502,504
Pennsylvania — 6.9%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 2/07/14 (a)(b)(c)	500	500,000
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.20%, 2/07/14 (a)	300	300,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/07/14 (a)	1,700	1,700,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (a)	870	870,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 2/07/14 (a)	2,590	2,590,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.04%, 2/07/14 (a)	1,100	1,100,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Housing Finance Agency RB Series 2007-100C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 2/03/14 (a)	$2,000	$2,000,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 2/07/14 (a)(b)(c)	1,700	1,700,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/14 (a)	5,000	5,000,000

		15,760,000
Rhode Island — 0.1%
Cumberland GO Series 2013, 1.00%, 6/12/14	350	350,617
Tennessee — 0.3%
Williamson County GO (County District Project) Series 2010A MB, 3.00%, 3/01/14	660	661,349
Texas — 3.4%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.17%, 2/07/14 (a)	5,000	5,000,000
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	50	51,956
Fort Worth GO Series 2012 MB, 5.00%, 3/01/14	1,450	1,454,940
Garland GO Series 2012 TECP (Royal Bank of Canada LOC), 0.13%, 2/28/14	1,200	1,200,000
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	140	143,537

		7,850,433
Utah — 0.0%
Utah GO Series 2004A MB, 5.00%, 7/01/14	100	101,931
Virginia — 0.6%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.12%, 8/29/14 (a)	1,500	1,500,000
Wisconsin — 6.3%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC), 0.11%, 2/07/14 (a)	2,455	2,455,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.29%, 2/07/14 (a)	1,120	1,120,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.10%, 8/29/14 (a)	880	880,000
Wisconsin Petroleum Inspection Fee Series 2013 TECP, 0.13%, 3/05/14	10,000	10,000,000

		14,455,000
Wyoming — 5.9%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.14%, 2/07/14 (a)	4,000	4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.12%, 2/07/14 (a)(b)(c)	9,535	9,535,000

		13,535,000
Total Municipal Bonds — 87.0%		199,892,328

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	25

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 8.7%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 2/07/14	$10,000	$10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 2/07/14	10,000	10,000,000

		20,000,000

Closed-End Investment Companies (a)(b)	Par (000)	Value
Multi-State — 4.3%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.11%, 2/07/14	$9,800	$9,800,000
Total Closed-End Investment Companies — 13.0%		29,800,000
Total Investments (Cost $229,692,328*) — 100.0%		229,692,328
Other Assets Less Liabilities — 0.0%		22,051

Net Assets — 100.0%		$229,714,379

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$229,692,328	—	$229,692,328

[1]	See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $91,373 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

26	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank PLC SBPA), 0.09%, 2/07/14 (a)(b)(c)	$2,200	$2,200,000
Alabama Public School & College Authority RB (Capital Improvement Pool Project) Series 2013A MB, 5.00%, 6/01/14	1,910	1,939,772
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.04%, 2/03/14 (c)	11,600	11,600,000
Gadsden Industrial Development Board PCRB (Alabama Power Company Project) Series 1994 VRDN, 0.06%, 2/03/14 (c)	6,150	6,150,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.07%, 2/07/14 (c)	4,880	4,880,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.04%, 2/07/14 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.08%, 2/07/14 (c)	4,670	4,670,000

		41,439,772
Alaska — 0.0%
Anchorage City GO Series 2011A MB, 3.00%, 2/01/14	175	175,000
Arizona — 2.1%
Arizona Department of Transportation State Highway Fund RB (Highway Revenue Project) Series 2011A MB, 3.00%, 7/01/14	300	303,244
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 2/07/14 (a)(b)(c)	14,620	14,620,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB, 3.00%, 7/01/14	400	404,605
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.04%, 2/07/14 (c)	8,630	8,630,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.06%, 2/07/14 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009A ROC-RR-II-R-12276 VRDN (Citibank N.A. SBPA), 0.05%, 2/07/14 (a)(b)(c)	5,000	5,000,000

		30,157,849
Arkansas — 0.2%
Fort Smith RB (Sales and Use Tax Project) Series 2012 MB, 2.00%, 5/01/14	765	768,379
Little Rock GO (Capital Improvements Project) Series 2013 MB, 1.00%, 4/01/14	2,230	2,232,612
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	100,710

		3,101,701
California — 8.7%
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.09%, 2/07/14 (a)(b)(c)	5,697	5,697,000

Municipal Bonds	Par (000)	Value
California (concluded)
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	$27,800	$27,988,347
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	5,300	5,330,987
California School Cash Reserve Program Authority RB Series 2013C, 2.00%, 4/01/14	5,550	5,565,550
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	1,950	1,958,301
California School Cash Reserve Program Authority RB Series 2013H, 2.00%, 6/02/14	1,445	1,453,396
California School Cash Reserve Program Authority RB Series 2013I, 2.00%, 6/02/14	850	854,941
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.09%, 2/07/14 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.12%, 2/07/14 (a)(b)(c)	15,000	15,000,000
Foothill-Eastern Transportation Corridor Agency Toll Road RB (Capital Appreciation Refunding Project) Series 1999 MB, 5.88%, 2/01/14	3,600	3,636,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.06%, 2/07/14 (a)(b)(c)	5,197	5,197,000
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.04%, 3/24/14 (c)	20,000	20,000,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (c)	1,750	1,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 2/07/14 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 2/07/14 (a)(b)(c)	11,250	11,250,000

		126,556,522
Colorado — 3.7%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.06%, 2/07/14 (c)	8,890	8,890,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.06%, 2/07/14 (c)	5,455	5,455,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.04%, 2/07/14 (c)	645	645,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 2/07/14 (a)(b)(c)	35,240	35,240,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.05%, 2/07/14 (c)	$845	$845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 2/07/14 (c)	2,500	2,500,000

		53,575,000
Connecticut — 1.3%
Connecticut Health & Educational Facility Authority RB Municipal Trust Floaters Series 2007-1884 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/14 (a)(b)(c)	1,200	1,200,000
Connecticut Housing Finance Authority RB Series 2009A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 2/03/14 (c)	10,470	10,470,000
Milford GO Series 2013A BAN, 1.00%, 5/12/14	6,234	6,248,311
University of Connecticut RB Series 2010A MB, 5.00%, 2/15/14	200	200,310

		18,118,621
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	1,585	1,585,000
District of Columbia — 1.4%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.06%, 2/07/14 (a)(b)(c)	16,453	16,453,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	1,600	1,600,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.07%, 2/07/14 (a)(b)(c)	2,400	2,400,000

		20,453,000
Florida — 10.3%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.06%, 2/07/14 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.06%, 2/07/14 (a)(b)(c)	4,830	4,830,000
Florida’s Turnpike Enterprise RB (Department Transportation Project) Series 2014 MB, 5.00%, 7/01/14	610	621,779
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 2/07/14 (c)	31,525	31,525,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 2/07/14 (a)(b)(c)	10,767	10,767,000
Lee County School Board COP Series 2004A MB, 5.00%, 2/01/14	2,680	2,680,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.09%, 2/07/14 (a)(b)(c)	16,835	16,835,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Leon County School District Sales Tax RB PUTTERS Series 2014-4431 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 2/03/14 (a)(b)(c)	$13,840	$13,840,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.06%, 2/07/14 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.15%, 8/29/14 (c)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.05%, 2/07/14 (a)(b)(c)	6,700	6,700,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.12%, 2/07/14 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.06%, 2/07/14 (a)(b)(c)	21,000	21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.09%, 2/07/14 (a)(b)(c)	7,782	7,782,000

		149,540,779
Georgia — 0.7%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.09%, 2/07/14 (c)	1,895	1,895,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	2,900	2,900,000
Metropolitan Atlanta Rapid Transit Authority Series 2012D-2 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.13%, 4/02/14	5,000	5,000,000
Richmond County Board of Education GO Series 2012 MB, 5.00%, 10/01/14	780	804,364

		10,599,364
Illinois — 4.2%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 2/03/14 (c)	13,000	13,000,000
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.19%, 2/07/14 (a)(b)(c)	3,140	3,140,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.23%, 3/13/14 (c)	5,300	5,300,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/14 (c)	15,448	15,448,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 2/07/14 (c)	7,050	7,050,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.21%, 2/07/14 (a)(b)(c)	8,690	8,690,000

28	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.08%, 2/07/14 (a)(b)(c)	$3,800	$3,800,000
Lake County Township High School District No. 121 Warren GO Series 2004C MB:
5.50%, 3/01/14	1,550	1,571,403
5.63%, 3/01/14	1,320	1,338,346
5.75%, 3/01/14	865	877,100

		60,214,849
Indiana — 2.1%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 2/07/14 (c)	1,700	1,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A VRDN (The Bank of New York Mellon Corp. SBPA), 0.05%, 2/03/14 (c)	6,000	6,000,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 2/03/14 (c)	12,900	12,900,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 2/07/14 (a)(b)(c)	10,000	10,000,000

		30,600,000
Iowa — 3.5%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.14%, 2/07/14 (c)	50,000	50,000,000
Kansas — 1.2%
Kansas Development Finance Authority RB Series 2013B MB, 3.00%, 5/01/14	1,795	1,806,979
Wichita GO Series 2013-260, 0.19%, 10/15/14	15,345	15,345,000

		17,151,979
Kentucky — 0.5%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.05%, 2/07/14 (c)	2,150	2,150,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	5,400	5,470,655

		7,620,655
Louisiana — 3.2%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.14%, 2/07/14 (c)	4,830	4,830,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.12%, 2/07/14 (c)	7,500	7,500,000
Louisiana Office Facilities Corp. RB (Capitol Complex Program Project) Series 2009 MB, 5.00%, 3/01/14	360	361,187

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Offshore Terminal Authority RB (Loop LLC Project) Series 2013B VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (c)	$8,400	$8,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.04%, 2/03/14 (c)	2,100	2,100,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.04%, 2/07/14 (c)	15,600	15,600,000
Louisiana Public Facilities Authority RB (Air Products Chemicals Project) Series 2008C VRDN, 0.04%, 2/03/14 (c)	5,000	5,000,000
Louisiana Public Facilities Authority RB (Hurricane Recovery Project) Series 2007 MB, 5.00%, 6/01/14	2,995	3,039,553

		46,830,740
Maryland — 3.2%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	3,305	3,305,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/07/14 (c)	1,575	1,575,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	2,525	2,525,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	8,245	8,245,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	8,835	8,835,000
Maryland Department of Transportation County Transportation RB Series 2002 MB, 5.50%, 2/01/14	2,085	2,085,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/07/14 (c)	2,420	2,420,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	1,400	1,400,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/07/14 (c)	1,885	1,885,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	4,095	4,095,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/07/14 (c)	9,325	9,325,000

		45,695,000
Massachusetts — 1.0%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.13%, 8/29/14 (c)	2,000	2,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 2/07/14 (c)	$3,900	$3,900,000
Melrose GO Series 2013 BAN, 1.00%, 11/14/14	4,700	4,728,456
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.13%, 8/29/14 (c)	2,615	2,615,000
Waltham GO (Municipal Purpose Loan Project) Series 2012 MB, 3.00%, 2/01/14	960	960,000

		14,203,456
Michigan — 1.0%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.10%, 8/29/14 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.10%, 8/29/14 (c)	4,520	4,520,000
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (c)	4,585	4,585,000

		14,305,000
Mississippi — 1.5%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.04%, 2/03/14 (c)	5,400	5,400,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010G VRDN (Chevron Corp. Guaranty), 0.04%, 2/03/14 (c)	5,500	5,500,000
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011D VRDN (Chevron Corp. Guaranty), 0.04%, 2/03/14 (c)	2,400	2,400,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.04%, 2/03/14 (c)	7,815	7,815,000
Rankin County School District GO (Limited Tax Notes Project) Series 2013 MB, 2.25%, 8/01/14	560	565,307

		21,680,307
Missouri — 1.0%
Missouri Regional Convention & Sports Complex Authority RB (Convention & Sports Facilities Project) Series 2013A MB, 2.00%, 8/15/14	1,840	1,857,122
St. Louis General Fund GO Series 2013 TRAN, 2.00%, 5/30/14	6,900	6,939,674
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.05%, 2/03/14 (c)	5,000	5,000,000

		13,796,796
Multi-State — 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.14%, 2/07/14 (a)(b)(c)	1,310	1,310,000
Nevada — 1.3%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	18,900	19,027,221

Municipal Bonds	Par (000)	Value
New Jersey — 5.0%
New Jersey RB Series 2013C TRAN, 2.00%, 6/26/14	$70,000	$70,453,954
Toms River Township GO Series 2013, 1.50%, 6/26/14	2,180	2,190,247

		72,644,201
New York — 2.9%
New York City GO Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 2/07/14 (c)	10,000	10,000,000
New York City Municipal Water Finance Authority RB (Second General Project) Series 2010DD-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 2/03/14 (c)	6,000	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.04%, 2/03/14 (c)	9,800	9,800,000
New York City Municipal Water Series 2014-7 TECP, 0.08%, 2/06/14	5,000	5,000,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.09%, 2/07/14 (a)(b)(c)	7,500	7,500,000
New York Housing Development Corp. RB Series 2013F Mandatory Put Bonds, 0.20%, 12/23/14 (c)	3,330	3,330,000

		41,630,000
North Carolina — 5.2%
Alamance County GO Series 2009 MB, 2.50%, 5/01/14	1,035	1,040,761
Brunswick County RB Series 2012 MB, 2.00%, 4/01/14	500	501,445
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/14 (c)	10,300	10,300,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.06%, 2/07/14 (a)(b)(c)	7,605	7,605,000
Cumberland County RB Series 2011B MB, 4.00%, 11/01/14	1,100	1,130,801
Dare County RB Series 2012D MB, 2.00%, 6/01/14	1,390	1,398,280
Greensboro Combined Water & Sewer System RB Series 2012A MB, 4.00%, 6/01/14	545	551,552
Greensboro GO (Public Improvements Project) Series 2008A MB, 5.00%, 2/01/14	270	270,000
Guilford County GO Series 2011 MB, 4.00%, 10/01/14	1,000	1,025,005
Mecklenburg County COP Series 2013A MB, 0.11%, 2/01/14 (c)	3,000	3,000,000
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.14%, 8/29/14 (c)	8,435	8,435,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	2,375	2,375,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.03%, 2/07/14 (c)	700	700,000
North Carolina GO (Public Improvements Project) Series 2004A MB, 4.50%, 3/01/14	500	501,537

30	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	$2,855	$2,855,000
North Carolina RB (State Grant Antic Vehicle Project) Series 2009 MB, 5.00%, 3/01/14	885	887,984
Pitt County COP (School Facilities Project) Series 2004B MB, 5.00%, 4/01/14	765	770,707
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/07/14 (c)	24,780	24,780,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.14%, 8/29/14 (c)	3,750	3,750,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.02%, 2/07/14 (c)	2,000	2,000,000
Winston-Salem Water & Sewer System RB Series 2011 MB, 4.00%, 6/01/14	825	835,207

		74,713,279
Ohio — 1.2%
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.04%, 2/07/14 (c)	485	485,000
Cleveland Municipal School District GO Series 2004 MB (AGM Insurance), 5.00%, 6/01/14	3,625	3,681,585
Lucas County GO (Various Purpose Improvements Project) Series 2013, 1.00%, 7/16/14	1,380	1,384,419
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 2/07/14 (c)	600	600,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 2/03/14 (c)	4,400	4,400,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/03/14 (c)	6,900	6,900,000

		17,451,004
Oklahoma — 3.1%
Oklahoma Development Finance Authority RB (Integris Baptist Medical Center, Inc., Integris South Oklahoma Hospital Corp., Integris Rural Health, Inc. Project) Series 2007A-3 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.07%, 2/03/14 (c)	37,000	37,000,000
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.06%, 2/07/14 (a)(b)(c)	8,092	8,092,000

		45,092,000
Pennsylvania — 2.7%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/07/14 (c)	10,710	10,710,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	10,450	10,450,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/07/14 (c)	4,175	4,175,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 2/03/14 (c)	$9,500	$9,500,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (c)	4,550	4,550,000

		39,385,000
Rhode Island — 0.4%
North Kingstown GO Series 2013-1 BAN, 1.25%, 4/23/14	5,170	5,181,217
South Carolina — 0.4%
Beaufort County School District GO (School Improvements Project) Series 2007C MB, 6.50%, 3/01/14	660	662,969
Lexington County GO Series 2010 MB, 4.00%, 2/01/14	1,000	1,000,000
Richland County School District No. 1 GO Series 2013, 1.00%, 2/28/14	4,170	4,172,203

		5,835,172
Tennessee — 2.5%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.05%, 2/07/14 (c)	1,500	1,500,000
Knox County GO Series 2012 MB, 4.00%, 4/01/14	200	201,182
Memphis GO Series 2014A TECP (Mizuho Corporate Bank Ltd. Credit Agreement), 0.06%, 2/05/14	30,000	30,000,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.08%, 2/07/14 (c)	4,170	4,170,000
Oak Ridge GO Series 2013 MB, 2.00%, 6/01/14	700	703,895

		36,575,077
Texas — 8.6%
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.06%, 2/07/14 (a)(b)(c)	3,500	3,500,000
College Station GO Series 2012 MB, 3.00%, 2/15/14	1,205	1,206,091
Garland GO Series 2012 TECP (Royal Bank of Canada LOC), 0.13%, 2/28/14	7,500	7,500,000
Garland Water & Sewer System RB Series 2011A MB, 3.00%, 3/01/14	800	801,628
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN, 0.05%, 2/03/14 (c)	12,200	12,200,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.06%, 2/07/14 (a)(b)(c)	9,040	9,040,000
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Mandatory Put Bonds, 0.15%, 2/17/14 (c)	11,660	11,660,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.05%, 2/07/14 (c)	24,300	24,300,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	31

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN, 0.05%, 2/07/14 (c)	$1,500	$1,500,000
San Antonio Electric & Gas Systems Series 2014 TECP (JPMorgan Chase Bank N.A. Guaranty), 0.07%, 2/06/14	20,000	20,000,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.06%, 2/07/14 (a)(b)(c)	5,795	5,795,000
Tarrant County GO (Refunding and Improvement Limited Tax Project) Series 2013 MB, 1.00%, 7/15/14	1,080	1,083,908
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.04%, 2/07/14 (c)	2,600	2,600,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.06%, 2/07/14 (a)(b)(c)	9,445	9,445,000
University of Texas Permanent University Fund RB Series 2008A VRDN, 0.02%, 2/07/14 (c)	13,600	13,600,000

		124,231,627
Utah — 1.9%
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003C VRDN, 0.05%, 2/03/14 (c)	13,000	13,000,000
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/03/14 (c)	15,045	15,045,000

		28,045,000
Virginia — 0.9%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.04%, 2/07/14 (c)	1,720	1,720,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.12%, 8/29/14 (c)	6,905	6,905,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	800	800,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2011A MB, 4.00%, 2/01/14	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 2/07/14 (a)(b)(c)	800	800,000
Virginia GO Series 2005A MB, 5.00%, 6/01/14	590	599,239

		12,824,239

Municipal Bonds	Par (000)	Value
Washington — 2.3%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.04%, 2/07/14 (a)(b)(c)	$11,325	$11,325,000
King County Sewer Series 2013A TECP (Bayerische Landesbank Girozentrale SBPA), 0.15%, 2/06/14	11,110	11,110,000
King County Sewer Series 2014A TECP (Bayerische Landesbank Girozentrale SBPA), 0.15%, 3/06/14	10,170	10,170,000

		32,605,000
Wisconsin — 5.5%
Kenosha County GO Series 2013B MB, 2.00%, 6/01/14	510	512,967
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.10%, 8/29/14 (c)	5,665	5,665,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.03%, 2/07/14 (c)	4,280	4,280,000
Wisconsin Petroleum Inspection Fee Series 2013 TECP, 0.13%, 3/05/14	13,500	13,500,000
Wisconsin Series 2008 TECP, 0.14%, 2/11/14	31,000	31,000,000
Wisconsin Series 2014 TECP:
0.08%, 3/05/14	15,000	15,000,000
0.15%, 4/01/14	10,000	10,000,000

		79,957,967
Total Municipal Bonds — 97.8%		1,413,909,394

Closed-End Investment Companies (a)(c)
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 2/07/14	2,500	2,500,000
Multi-State — 1.8%
Nuveen AMT-Free Municipal Income Fund Series 2013-2190-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.13%, 2/07/14	26,900	26,900,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 2/07/14	1,800	1,800,000
Total Closed-End Investment Companies — 2.1%		31,200,000
Total Investments (Cost $1,445,109,394*) — 99.9%		1,445,109,394
Other Assets Less Liabilities — 0.1%		1,055,129

Net Assets — 100.0%		$1,446,164,523

32	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	MuniFund

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,445,109,394	—	$1,445,109,394

[1]	See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $100,736 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	33

Schedule of Investments January 31, 2014 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.4%
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.06%, 2/07/14 (a)(b)(c)	$3,285	$3,285,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.07%, 2/07/14 (a)(b)(c)	1,750	1,750,000
California Community College Financing Authority RB Series 2013B RAN, 2.00%, 6/30/14	3,600	3,624,833
California Department of Water Resources RB Series 2010M MB, 5.00%, 5/01/14	1,200	1,213,909
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.07%, 2/07/14 (a)(b)(c)	17,005	17,005,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.07%, 2/07/14 (a)(b)(c)	4,000	4,000,000
California GO SPEARS Series 2013DBE-1229 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.09%, 2/07/14 (a)(b)(c)	1,780	1,780,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.04%, 2/07/14 (c)	2,000	2,000,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012B MB, 2.00%, 8/15/14	100	100,956
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.12%, 8/29/14 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 2/07/14 (a)(b)(c)	6,600	6,600,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 2/07/14 (a)(b)(c)	3,000	3,000,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.05%, 2/07/14 (c)	1,200	1,200,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.04%, 2/03/14 (c)	13,300	13,300,000
California RB Series 2013A-1 RAN, 2.00%, 5/28/14	200	201,122
California RB Series 2013A-2 RAN:
2.00%, 6/23/14	1,550	1,560,494
2.00%, 6/23/14	300	302,284
California School Cash Reserve Program Authority RB Series 2013A, 2.00%, 4/01/14	1,000	1,002,565
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	400	402,141

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	$100	$100,422
California State University RB (Systemwide Project) Series 2009A MB, 3.50%, 11/01/14	100	102,459
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.04%, 2/07/14 (c)	2,600	2,600,000
Contra Costa Water District Series 2014 TECP, 0.12%, 3/04/14	3,100	3,100,000
East Bay Municipal Utility District Water Authority Series 2013E TECP, 0.13%, 2/04/14	4,600	4,600,000
East Bay Municipal Utility District Water System Series 2014E TECP, 0.12%, 3/04/14	5,000	5,000,000
Eastern Municipal Water District RB Series 2012A Mandatory Put Bonds, 0.04%, 6/12/14 (c)	3,600	3,600,000
Eastern Municipal Water District RB Series 2013A Mandatory Put Bonds, 0.06%, 7/03/14 (c)	2,500	2,500,000
Elsinore Valley Municipal Water District COP Series 2011A VRDN (Union Bank N.A. LOC), 0.06%, 2/07/14 (c)	5,010	5,010,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.12%, 2/07/14 (a)(b)(c)	1,000	1,000,000
Foothill-Eastern Transportation Corridor Agency Toll Road RB (Capital Appreciation Refunding Project) Series 1999 MB, 5.88%, 2/01/14	1,000	1,010,000
Jefferson Elementary School District GO (Election 2012 Project) Series 2013A MB, 4.00%, 9/01/14	100	102,167
Kern Community College District COP Series 2010 MB, 4.00%, 4/01/14	500	502,962
Los Angeles County GO Series 2013B TRAN, 2.00%, 6/30/14	2,400	2,417,681
Los Angeles County Schools Pooled Financing Program RB Series 2013A-3 TRAN, 2.00%, 2/01/14	700	700,000
Los Angeles County Schools Pooled Financing Program RB Series 2013A-4 TRAN, 2.00%, 2/28/14	500	500,595
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.03%, 2/07/14 (c)	5,300	5,300,000
Los Angeles Unified School District GO Series 2009KRY MB, 5.00%, 7/01/14	100	101,955
Metropolitan Water District of Southern California RB Series 2009A-2 Mandatory Put Bonds, 0.04%, 3/24/14 (c)	3,000	3,000,000
Milpitas Unified School District GO Series 2012A MB, 1.50%, 8/01/14	500	503,307
Newport Mesa Unified School District GO (Election 2000 Project) Series 2010 MB, 4.00%, 8/01/14	100	101,897
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.04%, 2/03/14 (c)	6,400	6,400,000
Redwood City School District GO Series 2013 TRAN, 3.00%, 10/31/14	1,800	1,837,288

34	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Riverside County Transportation Commission RB Series 2013A ROC-RR-II-R-14064 VRDN (Citibank N.A. SBPA), 0.05%, 2/07/14 (a)(b)(c)	$500	$500,000
Sacramento Municipal Utility District RB SPEARS Series 2013A-DBE-1186 VRDN (Deutsche Bank A.G. SBPA), 0.09%, 2/07/14 (a)(b)(c)	1,000	1,000,000
Sacramento RB Series 2013 MB, 1.00%, 9/01/14	100	100,446
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.05%, 2/07/14 (c)	3,000	3,000,000
San Diego County & School District RB Series 2013B-2 TRAN, 2.00%, 4/30/14	1,400	1,405,861
San Diego Public Facilities Financing Authority RB Series 2009B MB, 5.00%, 5/15/14	700	709,085
San Diego Public Facilities Financing Authority Water Revenue RB Series 2012A MB, 3.00%, 8/01/14	100	101,358
San Dieguito Union High School District GO (Election of 2012 Project) Series 2013A-2 MB, 1.00%, 8/01/14	1,200	1,204,973
San Francisco City & County COP (Moscone Center Improvement Project) Series 2013A MB, 4.00%, 9/01/14	500	511,028
San Jose Evergreen Community College District GO (Election of 2010 Project) Series 2012A MB, 0.40%, 8/01/14	700	700,824
San Mateo County Community College District GO Series 2012 MB, 0.33%, 9/01/14	1,000	1,001,024
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 2/07/14 (a)(b)(c)	545	545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.10%, 2/07/14 (a)(b)(c)	650	650,000
San Ramon Valley Unified School District GO (Election of 2012) Series 2013 MB, 2.00%, 8/01/14	300	302,710

Municipal Bonds	Par (000)	Value
California (concluded)
Santa Clara County Financing Authority RB (Lease Revenue Capital Project) Series 2012 MB, 4.00%, 2/01/14	$200	$200,000
Santa Clara Unified School District GO Series 2013 TRAN, 1.50%, 6/30/14	3,100	3,116,187
Santa Clara Valley Water District COP Series 2012A MB, 4.00%, 2/01/14	400	400,000
South San Francisco Unified School District GO (Measure J Project) Series 2012A MB, 0.48%, 9/01/14	100	100,131
University of California RB Series 2009O MB, 5.00%, 5/15/14	100	101,308
University of California RB Series 2013AL-3 VRDN, 0.03%, 2/07/14 (c)	5,000	5,000,000
University of California RB Series 2013AL-4 VRDN, 0.02%, 2/07/14 (c)	5,300	5,300,000
Upland Unified School District GO Series 2012 MB, 2.00%, 8/01/14	100	100,849
William S. Hart Union High School District GO (2008 Election Project) Series 2013C MB, 2.00%, 8/01/14	100	100,864
Total Municipal Bonds — 96.4%		141,570,685

Closed-End Investment Companies (a)(c)
California — 3.4%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 2/07/14	5,000	5,000,000
Total Investments (Cost $146,570,685*) — 99.8%		146,570,685
Other Assets Less Liabilities — 0.2%		250,199

Net Assets — 100.0%		$146,820,884

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	35

Schedule of Investments (concluded)	California Money Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$146,570,685	—	$146,570,685

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $17,810 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

36	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments January 31, 2014 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 95.2%
Beekmantown Central School District GO Series 2013 BAN, 1.00%, 5/01/14	$460	$460,655
Central Islip Union Free School District GO Series 2013 BAN, 1.00%, 9/12/14	1,320	1,325,571
Central Islip Union Free School District GO Series 2013 TAN, 0.75%, 6/26/14	1,000	1,001,801
Clarkstown GO Series 2010 MB, 4.00%, 5/15/14	100	101,002
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.03%, 2/07/14 (a)	5,600	5,600,000
Commack Union Free School District GO Series 2013 MB, 1.00%, 9/01/14	90	90,360
East Williston Union Free School District GO Series 2013 TAN, 1.00%, 6/26/14	800	802,163
Erie County Fiscal Stability Authority RB Series 2013A BAN, 1.00%, 7/31/14	2,120	2,127,714
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.05%, 2/07/14 (a)	1,000	1,000,000
Hyde Park Central School District GO Series 2013 BAN, 0.75%, 6/26/14	1,480	1,482,424
La Grange GO Series 2013B BAN, 1.00%, 3/28/14	1,080	1,080,803
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.06%, 2/07/14 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.05%, 2/03/14 (a)	2,800	2,800,000
Mattituck-Cutchogue Union Free School District GO Series 2013 TAN, 1.00%, 6/27/14	400	401,148
Met Transportation Authority RB SPEARS (Transportation Project) Series 2013DBE-1177 VRDN (Deutsche Bank A.G. Liquidity Agreement, Deutsche Bank A.G. Guaranty Agreement), 0.09%, 2/07/14 (a)(b)(c)	1,250	1,250,000
Metropolitan Transportation Authority RB Series 2002A MB, 5.50%, 7/01/14	75	76,612
Metropolitan Transportation Authority RB Series 2002B-1 VRDN (State Street Bank & Trust Co. LOC), 0.03%, 2/07/14 (a)	5,000	5,000,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.05%, 2/07/14 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 2/07/14 (a)	50	50,000
Metropolitan Transportation Authority RB Series 2010A-1 MB, 4.00%, 11/15/14	100	102,940
Middle Country School District at Centereach GO Series 2013 BAN, 1.00%, 8/15/14	250	250,842
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/07/14 (a)	2,210	2,210,000
New Rochelle GO Series 2013C BAN, 1.00%, 3/07/14	335	335,118
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.10%, 2/07/14 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.06%, 2/07/14 (a)	2,875	2,875,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.06%, 2/07/14 (a)	$4,070	$4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 2/07/14 (a)	11,600	11,600,000
New York City GO Series 2005O MB, 5.00%, 6/01/14	100	101,566
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC), 0.04%, 2/03/14 (a)	900	900,000
New York City GO Series 2012G-5 VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 2/03/14 (a)	1,000	1,000,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 2/03/14 (a)	6,500	6,500,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/07/14 (a)	6,365	6,365,000
New York City Housing Development Corp. RB Series 2013F Mandatory Put Bonds VRDN, 0.20%, 12/23/14 (a)	500	500,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 2/03/14 (a)	1,200	1,200,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.05%, 2/03/14 (a)	2,300	2,300,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.04%, 2/03/14 (a)	1,600	1,600,000
New York City Municipal Water Finance Authority RB (Second General Project) Series 2010DD-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 2/03/14 (a)	1,700	1,700,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2005A VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 2/03/14 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Agreement), 0.07%, 2/07/14 (a)(b)(c)	1,500	1,500,000
New York City Municipal Water Series 2014-7 TECP, 0.08%, 2/06/14	1,300	1,300,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.04%, 2/03/14 (a)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.04%, 2/03/14 (a)	5,500	5,500,000
New York City Water & Sewer System RB Series 2009FF-1 MB, 3.00%, 6/15/14	100	100,948
New York Dormitory Authority (City University Consolidated 5th General Resources Project) RB Series 2008A MB, 4.00%, 7/01/14	505	512,746
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.03%, 2/07/14 (a)	2,000	2,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 2/07/14 (a)	300	300,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	37

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB (General Purpose Project) Series 2011C MB, 4.00%, 3/15/14	$100	$100,408
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.04%, 2/07/14 (a)	3,500	3,500,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Agreement), 0.05%, 2/07/14 (a)(b)(c)	7,000	7,000,000
New York Dormitory Authority RB Series 2009D MB, 2.13%, 6/15/14	50	50,336
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Agreement), 0.05%, 2/07/14 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. Liquidity Agreement), 0.04%, 2/07/14 (a)(b)(c)	1,700	1,700,000
New York GO Series 2009A MB, 5.00%, 2/15/14	125	125,190
New York Housing Finance Agency RB (160 West 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 2/07/14 (a)	3,000	3,000,000
New York Housing Finance Agency RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 2/07/14 (a)	300	300,000
New York Housing Finance Agency RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/07/14 (a)	1,100	1,100,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.05%, 2/07/14 (a)	2,000	2,000,000
New York State Dormitory Authority RB (Cornell University Project) Series 2010B MB, 5.00%, 7/01/14	100	101,885
New York State Dormitory Authority RB (Memorial Sloan Kettering Project) Series 2008A-2 MB, 5.00%, 7/01/14	330	336,285
New York State Dormitory Authority RB (NYU Project) Series 2012A MB, 2.50%, 7/01/14	130	131,127
New York State Dormitory Authority RB (State University Educational Facilities Project) Series 2005A MB, 4.00%, 5/15/14	350	353,468
New York State Dormitory Authority RB Series 2010A MB, 4.00%, 2/15/14	130	130,156
New York State Environmental Facilities Corp. RB (Revolving Funds Project) Series 2002L MB, 5.00%, 5/15/14	30	30,401
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 2/07/14 (a)	2,000	2,000,000
New York State Housing Finance Agency RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 2/07/14 (a)	1,500	1,500,000
New York State Thruway Authority RB (Bridge Service Contract Project) Series 2008 MB, 5.00%, 4/01/14	200	201,487
New York State Thruway Authority RB (Highway Improvements Project) Series 2010A MB, 4.00%, 4/01/14	135	135,779

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2009 MB:
3.00%, 4/01/14	$100	$100,414
5.00%, 4/01/14	275	277,008
New York State Thruway Authority RB (Local Highway & Bridge Project) Series 2012A MB, 4.00%, 4/01/14	100	100,567
New York State Thruway Authority RB (Transportation Project) Series 2009A MB, 3.50%, 3/15/14	100	100,350
New York State Thruway Authority RB Series 2008B MB, 5.00%, 4/01/14	100	100,732
New York State Thruway Authority RB Series 2012A MB, 5.00%, 4/01/14	170	171,231
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009B-1 MB, 3.50%, 3/15/14	100	100,347
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2011A MB, 5.00%, 3/15/14	130	130,673
New York Tollway Authority RB Municipal Trust Receipts Floaters Series 2006-1427 VRDN, 0.49%, 2/07/14 (a)(b)(c)	1,120	1,120,000
New York Tollway Authority RB Series 2006A MB, 5.00%, 4/01/14	100	100,735
North Babylon Union Free School District GO Series 2013 TAN, 0.75%, 2/14/14	800	800,112
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	1,200	1,203,062
Port Authority of New York & New Jersey RB (Consolidated One Hundred Fifty-Fourth Project) Series 2009 MB, 5.00%, 9/01/14	40	41,059
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 2/07/14 (a)	1,200	1,200,000
Rocky Point Union Free School District GO Series 2013 TAN, 0.75%, 6/26/14	800	801,408
Rye Neck Unified Free School District GO Series 2013 BAN, 1.00%, 5/15/14	710	711,232
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.05%, 2/07/14 (a)	630	630,000
South Colonie Central School District GO Series 2013 BAN, 1.00%, 7/18/14	755	757,038
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	1,100	1,101,850
Tomkins County GO Series 2013 BAN, 1.00%, 7/15/14	1,000	1,002,916
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.09%, 2/07/14 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2003B-2 VRDN (CalSTRS LOC), 0.04%, 2/07/14 (a)	1,925	1,925,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.05%, 2/03/14 (a)	2,300	2,300,000
Utility Debt Securitization Authority RB Municipal Trust Receipts Floaters Series 2014-3369 VRDN (Morgan Stanley Bank Liquidity Agreement), 0.06%, 2/07/14 (a)(b)(c)	500	500,000
Valley Central School District of Montgomery GO Series 2013 BAN, 1.00%, 2/20/14	1,250	1,250,382

38	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014

Schedule of Investments (concluded)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 2/07/14 (a)	$6,050	$6,050,000
Total Municipal Bonds — 95.2%		135,747,051

Closed-End Investment Companies (a)(b)
New York — 4.7%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Agreement), 0.10%, 2/07/14	6,700	6,700,000

Value
Total Investments (Cost $142,447,051*) — 99.9%	$142,447,051
Other Assets Less Liabilities — 0.1%	97,307

Net Assets — 100.0%	$142,544,358

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$142,447,051	—	$142,447,051

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $8,267 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2014	39

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: March 25, 2014